          As filed with the Securities and Exchange Commission on April 18, 2008

                                            1933 Act Registration No. 033-70742

                                            1940 Act Registration No. 811-08090
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                      POST-EFFECTIVE AMENDMENT NO. 42 [X]

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                              AMENDMENT NO. 44 [X]

                   LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                           1300 South Clinton Street
                           Fort Wayne, Indiana 46801
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                        Copies of all communications to:

                         Robert A. Robertson, Esquire
                                  Dechert, LLP
                              4675 MacArthur Court
                                   Suite 1400
                            Newport Beach, CA 92660

                          Fiscal Year-end: December 31

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on April 30, 2008, pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on _______________ pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on _______________ pursuant to paragraph (a)(2) of Rule 485.

                    If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                Lincoln Variable Insurance Products Trust

                     LVIP SSgA Bond Index Fund
                     LVIP SSgA International Index Fund
                     LVIP SSgA Developed International 150 Fund
                     LVIP SSgA Emerging Markets 100 Fund
                     LVIP SSgA Large Cap 100 Fund

                     LVIP SSgA Small-Mid Cap 200 Fund


                Standard Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2008


Each fund is a series of the Lincoln Variable lnsurance Products Trust (referred to as "fund") that sells its shares directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (Lincoln Life). Lincoln Life holds the shares in its separate accounts to support variable annuity contracts and variable life contracts (contracts). We refer to a separate account as a variable account. Each variable account has its own prospectus that describes the account and the contracts it supports. You choose the fund or funds in which a variable account invests your contract assets. In effect, you invest indirectly in the fund(s) that you choose under the contract. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Fund Overview -
LVIP SSgA Bond Index Fund
What are the fund's goals and main investment strategies?

The investment objective of the LVIP SSgA Bond Index Fund (fund), is to seek to match as closely as practicable, before fees and expenses, the performance of the Lehman Brothers Aggregate Bond Index1, which is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, CMBS Index and the Asset-Backed Securities Index including securities that are of investment-grade quality or better and have at least one year to maturity. This objective is non-fundamental and may be changed without shareholder approval.


The fund pursues its objectives by investing in a well-diversified portfolio that is representative of the domestic investment grade bond market. These investments include U.S. Treasury, agency, credit, mortgage-backed securities, asset-backed securities and CMBS. It is managed duration neutral to the Lehman Brothers Aggregate Bond Index at all times. Overall sector and quality weightings are also closely replicated to the Index, with individual security selection based upon criteria generated by the sub-adviser's credit and research group, security availability, and the sub-adviser's analysis of the impact on the portfolio's weightings. Under normal circumstances, the fund intends to invest at least 90% of its assets, determined at time of purchase, in bond securities that are held in the Lehman Brothers Aggregate Bond Index.

While complete replication of the Lehman Brothers Aggregate Bond Index is not possible, a stratified sample approach is employed to build a fund portfolio whose broad characteristics match those of the Index. Individual securities holdings may differ from the Index, and the fund may not track the performance of the Index perfectly due to the expenses and the transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the Index are valued.


The fund may at times purchase or sell futures contracts on fixed-income securities, interest rates, and fixed-income securities indices in lieu of investment directly in fixed-income securities themselves. The fund might do so, for example, in order to adjust the interest-rate sensitivity of the fund to bring it more closely in line with that of the Lehman Brothers Aggregate Bond Index. It might also do so to increase its investment exposure pending investment of cash in the bonds comprising the Index or to reduce its investment exposure in situations where it intends to sell a portion of the securities in its portfolio but the sale has not yet been completed.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to SSgA Funds Management, Inc. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.


What are the main risks of investing in the fund?

Investing in the fund primarily involves interest rate risk and credit risk.

Interest rate risk is the risk that the value of the debt obligations held by the fund and therefore, the value of the fund's shares held under your contract will fluctuate with changes in interest rates. As a general matter, the value of debt obligations will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt obligations increase in value. Accordingly, during periods of rising interest rates, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligations credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risks than lower-rated debt obligations. The value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with the changes in the credit ratings of the debt obligations held. Generally, a decrease in an issuer's credit rating will cause that issuer's outstanding debt obligations to fall in value. The issuer may also have increased interest payments, as issuers with lower credit ratings generally have to pay higher interest rates to borrow money. As a result, the issuer's future earnings and profitability could also be negatively affected. This could further increase the credit risks associated with that debt obligation.

If debt obligations held by the fund are assigned a lower credit rating, the value of these debt obligations and therefore, the value of the fund's shares could fall, and you could lose money. Additionally, because the fund also invests in medium-grade corporate bonds, the fund involves more risk than that normally associated with a bond fund that only invests in high-quality corporate bonds.


1 The Lehman Brothers Aggregate Bond Index is a trademark of Lehman Brothers
  Inc. and has been licensed for use in connection with the management of the fund. The fund is not sponsored by, endorsed, sold or promoted by Lehman Brothers Inc. and Lehman Brothers Inc. makes no representation regarding the advisability of investing in the fund.


Further, the amount of current income generated by the fund depends on the types of debt obligations held and changes in current interest rates. During extended periods of falling interest rates, the fund will earn reduced income on new investments, and the fund's income could be lower. Conversely, during extended periods of rising interest rates, the fund will earn increased income on new investments, and the fund's income could be higher. As discussed above, however, the value of the debt obligations held by the fund are also affected by changes in interest rates. Accordingly, while periods of rising interest rates could produce increased income, the value of the fund's shares could also fall during such periods.

Because the fund invests in mortgage-backed securities, the value of the fund's shares may react more severely to changes in interest rates. In periods of falling interest rates, mortgage-backed securities are subject to the possibility that the underlying mortgages will be paid early (pre-payment risk), lowering the potential total return and, therefore, the value of the mortgage-backed securities. During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of the mortgage-backed securities may fluctuate more widely than the value of investment-grade debt obligations in response to changes in interest rates.


A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.

High portfolio turnover (e.g., 100%) generally results in correspondingly greater expenses to the fund, including increased commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.


The fund uses an indexing strategy and does not individually select fixed-income securities. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor fixed-income performance.

How has the fund performed?


The fund commenced operations on April 30, 2008. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future.


Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.

Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                             N/A
 Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          N/A
 Redemption Fee                                                                       N/A
 Exchange Fee                                                                         N/A
 Account Maintenance Fee                                                              N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                      0.40%
 Other Expenses1                                                                     0.19%
 Total Annual Fund Operating Expenses                                                0.59%
 Less Fee Waiver and Expense Reimbursement2,3                                       (0.14%)
 Net Expenses                                                                        0.45%

1 Other expenses are based on estimated amounts for the current fiscal year.

2 LIA has contractually agreed to reimburse the fund's Standard Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 0.45% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renews automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

3 LIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.07% of the first $500,000,000 of average daily net assets of the fund and 0.12% of the excess over $500,000,000 of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2009, and renews automatically for one-year terms unless the adviser provides written notice of termination to the fund.

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years1   10 years1
-------- --------- ---------- ----------
   $46      $175   N/A        N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.


Fund Overview -
LVIP SSgA International Index Fund

What are the fund's goals and main investment strategies?
The investment objective of the LVIP SSgA International Index Fund (fund), is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U. S. foreign securities. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing primarily in the securities of companies located in developed countries outside the United States. When evaluating the fund's performance, the MSCI EAFE (Reg. TM) Index1 is used as the benchmark. The MSCI EAFE (Reg. TM) Index is a stock market index of foreign stock from 21 developed markets, but excludes those from the U.S. and Canada. The index targets coverage of 85% of the market capitalization of the equity market of all countries that are part of the index. Under normal circumstances, the fund intends to invest at least 90% of its assets, determined at the time of purchase, in stocks held by the benchmark index.


The fund is normally fully invested. The sub-adviser invests in stock index futures to maintain market exposure and manage cash flow. The fund may purchase other types of securities that are not primarily investments vehicles, for example American Depository Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), and international equity ETFs, cash equivalents, and derivatives. Although the fund may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments.


The fund may not track the performance of the index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued.


Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to SSgA Funds Management, Inc. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.


What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

Investing in foreign equity securities involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money. All of the rights of investing in foreign securities are heightened when investing in emerging market countries.


Investing in foreign securities also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign governments imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, barring the fund's withdrawal of assets from the country, and limiting the convertibility of a currency.

A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.

1 MSCI (Reg. TM) and EAFE (Reg. TM) are trademarks of MSCI Inc. (MSCI), and the fund has obtained a license to use and to refer to these trademarks and the MSCI EAFE (Reg. TM) Index. The fund referred to herein is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such fund or any index on which such fund is based. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with Lincoln Investment Advisors Corporation and any related funds.


Additionally, investing in foreign securities involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

How has the fund performed?


The fund commenced operations on April 30, 2008. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future.


Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.


Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                             N/A
 Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          N/A
 Redemption Fee                                                                       N/A
 Exchange Fee                                                                         N/A
 Account Maintenance Fee                                                              N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                      0.40%
 Other Expenses1                                                                     0.24%
 Total Annual Fund Operating Expenses                                                0.64%
 Less Fee Waiver and Expense Reimbursement2,3                                       (0.19%)
 Net Expenses                                                                        0.45%


1 Other expenses are based on estimated amounts for the current fiscal year.

2 LIA has contractually agreed to reimburse the fund's Standard Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 0.45% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renews automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

3 LIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.06% of the first $500,000,000 of average daily net assets of the fund and 0.09% of the excess over $500,000,000 of average net assets of the fund. The fee waiver will continue at least through April 30, 2009, and renews automatically for one-year terms unless the adviser provides written notice of termination to the fund

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years1   10 years1
-------- --------- ---------- ----------
   $46      $186   N/A        N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.


Fund Overview-LVIP SSgA Developed International 150 Fund
What are the fund's goals and main investment strategies?
The investment objective of the LVIP SSgA Developed International 150 Fund
(fund), is to maximize long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing in approximately 150 foreign equity securities. Stocks are selected from the list of stocks that, at or close to the time of rebalancing, represents the 750 largest foreign companies by market capitalization in the MSCI EAFE (Reg. TM) Index. Foreign equity securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States. Foreign equity securities may trade on U.S. or foreign markets. The fund may buy foreign stocks directly or indirectly using, among other instruments, depositary receipts.

The fund's portfolio construction process is as follows:
  o identify the largest 750 foreign stocks in the MSCI EAFE (Reg. TM) Index by market capitalization;
  o rank the stocks in each Global Industry Classification Standard (GICS)* sector by average valuation ranking using three equally-weighted measures:
     Price/Earnings ratio, Price/Book ratio and Dividend Yield; (The valuation measures all consist of two components: price on the one hand, and either earnings, book value, or dividends on the other. Earnings and dividends are both the most recently available 12-month period. Book value is the most recently reported book value. The price of the stock is the price as of the rebalance date.)
  o select the 20% of stocks within each GICS* sector with the lowest average valuation ranking;
  o equally-weight each stock; and
  o rebalance the portfolio annually on the last trading day of March.

* Global Industry Classification Standard or GICS is a widely recognized global standard for categorizing companies into sectors and industries.

At inception the sub-adviser will select stocks in accordance with the portfolio construction rules described above. Thereafter, on an annual basis, the sub-adviser will rebalance the fund's portfolio in accordance with the portfolio construction rules. Between annual rebalancing, when cash inflows and outflows require, the sub-adviser will make new purchases and sales of common stock of the selected companies in the same proportion that such securities are then held in the fund based on current value. While securities will be equally-weighted on the annual rebalancing date such weightings may fluctuate throughout the year based on market conditions. Dividends are reinvested across the fund at the prevailing weights (prevailing weights are equal to the security weights in the fund at the time the dividends are paid).

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the MSCI EAFE (Reg. TM) Index. Stock index futures are used by the fund to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions. The fund's cash position (including all stock index futures) will not exceed 5% of the fund's net assets. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to SSgA Funds Management, Inc. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.


What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the subadviser believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

The fund uses a rules based strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effect of any long-term period of poor stock performance.

Investing in foreign equity securities and debt obligations involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money.

Investing in foreign securities also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign governments imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, barring the fund's withdrawal of assets from the country, and limiting the convertibility of a currency.

Additionally, investing in foreign securities involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.


A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.


How has the fund performed?


The fund commenced operations on April 30, 2008. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future.


Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.

Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                             N/A
 Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          N/A
 Redemption Fee                                                                       N/A
 Exchange Fee                                                                         N/A
 Account Maintenance Fee                                                              N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                      0.75%
 Other Expenses1                                                                     0.17%
 Annual Fund Operating Expenses                                                      0.92%
 Less Fee Waiver and Expense Reimbursement2,3                                       (0.41%)
 Net Expenses                                                                        0.51%

1 Other expenses are based on estimated amounts for the current fiscal year.

2 LIA has contractually agreed to reimburse the fund's Standard Class to the extent that the Fund's total Fund Operating Expenses exceed 0.51% of average daily net assets. This agreement will continue at least through April 30, 2009 and renews automatically for one-year terms unless the adviser provides written notice of termination to the fund.

3 LIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.35% of the first $100,000,000 of average daily net assets of the fund and 0.43% of the excess over $100,000,000 of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2009, and renews automatically for one-year terms unless the adviser provides written notice of termination to the fund.

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years1   10 years1
-------- --------- ---------- ----------
   $52      $252   N/A        N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.

Fund Overview-LVIP SSgA Emerging Markets 100 Fund
What are the fund's goals and main investment strategies?
The investment objective of the LVIP SSgA Emerging Markets 100 Fund (fund), is to maximize long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing in approximately 100 equity securities of issuers from emerging foreign countries. Stocks are selected from the list of stocks that, at or close to the time of rebalancing, represents the 500 largest companies by market capitalization in the MSCI Emerging Market Index. An emerging market country is generally considered to be one that is in the initial stages of its industrialization cycle and has a low per capita gross national product. The fund may buy foreign stocks directly or indirectly using, among other instruments, depositary receipts.

The fund's portfolio construction rules will be as follows:
  o identify the top 500 stocks in the MSCI Emerging Markets Index by market capitalization;

  o rank the stocks in each Global Industry Classification Standard (GICS)* sector by average valuation ranking using three equally-weighted measures:
     Price/Earnings ratio, Price/Book ratio and Dividend Yield; (The valuation measures all consist of two components: price on the one hand, and either earnings, book value, or dividends on the other. Earnings and dividends are both the most recently available 12-month period. Book value is the most recently reported book value. The price of the stock is the price as of the rebalance date.)
  o select the 20% of stocks within each GICS* sector with the lowest average valuation ranking;

  o equally-weight each stock; and

  o rebalance the portfolio annually on the last trading day of March.

*Global Industry Classification Standard or GICS is a widely recognized global standard for categorizing companies into sectors and industries.

At inception the sub-adviser will select stocks in accordance with the portfolio construction rules described above. Thereafter, on an annual basis, the sub-adviser will rebalance the fund's portfolio in accordance with the portfolio construction rules. Between annual rebalancing, when cash inflows and outflows require, the sub-adviser will make new purchases and sales of common stock of the selected companies in the same proportion that such securities are then held in the fund based on current value. While securities will be equally-weighted on the annual rebalancing date such weightings may fluctuate throughout the year based on market conditions. Dividends are reinvested across the fund at the prevailing weights (prevailing weights are equal to the security weights in the fund at the time the dividends are paid).

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the MSCI Emerging Markets Index. Stock index futures are used by the fund to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions. The fund's cash position (including all stock index futures) will not exceed 5% of the fund's net assets. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to SSgA Funds Management, Inc. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.


What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the subadviser believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

The fund uses a rules based strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effect of any long-term period of poor stock performance.

Investing in foreign equity securities involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money.


Investing in securities of issuers with significant operations outside the U.S., including foreign governments and their agencies, also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign governments imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, barring the fund's withdrawal of assets from the country, and limiting the convertibility of a currency.

As a general matter, risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Investing in foreign issuers involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The value of investments in foreign securities may go down because of unfavorable foreign government actions, or political instability. Also, the decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.


How has the fund performed?


The fund commenced operations on April 30, 2008. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future.


Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.

Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                             N/A
 Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          N/A
 Redemption Fee                                                                       N/A
 Exchange Fee                                                                         N/A
 Account Maintenance Fee                                                              N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                      1.09%
 Other Expenses1                                                                     0.36%
 Annual Fund Operating Expenses                                                      1.45%
 Less Fee Waiver and Expense Reimbursement2,3                                       (0.75%)
 Net Expenses                                                                        0.70%

1 Other expenses are based on estimated amounts for the current fiscal year.

2 LIA has contractually agreed to reimburse the fund's Standard Class to the extent that the Fund's total Fund Operating Expenses exceed 0.70% of average daily net assets. This agreement will continue at least through April 30, 2009 and renews automatically for one-year terms unless the adviser provides written notice of termination to the fund.

3 LIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.69% of the first $100,000,000 of average daily net assets of the fund and 0.76% of the excess over $100,000,000 of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2009, and renews automatically for one-year terms unless the adviser provides written notice of termination to the fund.

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years1   10 years1
-------- --------- ---------- ----------
   $72      $385   N/A        N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.

Fund Overview-LVIP SSgA Large Cap 100 Fund
What are the fund's goals and main investment strategies?
The investment objective of the LVIP SSgA Large Cap 100 Fund (fund), is to maximize long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.


The fund pursues its objective by investing in approximately 100 stocks of large-sized U.S. companies as measured by market capitalization. Stocks are selected from the list of stocks that, at or close to the time of rebalancing, represents the 500 largest U.S. companies by market capitalization. The smallest company in the list of eligible stocks had a market cap of $5,047 million and the largest company in the list of eligible stocks had a market cap of $528 billion as of December 31, 2007. The S&P 500 Index, which represents the 500 largest U.S. companies by market capitalization, is used as the benchmark for the fund.


The fund's portfolio construction process is as follows:
 o identify the top 500 U.S. stocks by market capitalization;

 o rank the stocks in each Global Industry Classification Standard (GICS)* sector by average valuation ranking using three equally-weighted measures:
   Price/Earnings ratio, Price/Book ratio and Dividend Yield; (The valuation measures all consist of two components: price on the one hand, and either earnings, book value, or dividends on the other. Earnings and dividends are both the most recently available 12-month period. Book value is the most recently reported book value. The price of the stock is the price as of the rebalance date.)
 o select the 20% of stocks within each GICS* sector with the lowest average valuation ranking;

 o equally-weight each stock; and

 o rebalance the portfolio annually on the last trading day of March.

* Global Industry Classification Standard or GICS is a widely recognized global standard for categorizing companies into sectors and industries.

At inception, the sub-adviser will select stocks in accordance with the portfolio construction rules described above. Thereafter, on an annual basis, the sub-adviser will rebalance the fund's portfolio in accordance with the portfolio construction rules. Between annual rebalancing, when cash inflows and outflows require, the sub-adviser will make new purchases and sales of common stock of the selected companies in the same proportion that such securities are then held in the fund based on current value. While securities will be equally-weighted on the annual rebalancing date such weightings may fluctuate throughout the year based on market conditions. Dividends are reinvested across the fund at the prevailing weights (prevailing weights are equal to the security weights in the fund at the time the dividends are paid).

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500 Index. Stock index futures are used by the fund to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions. The fund's cash position (including all stock index futures) will not exceed 5% of the fund's net assets. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to SSgA Funds Management, Inc. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.


What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the subadviser believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).


A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.


The fund uses a rules based strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effect of any long-term period of poor stock performance.

How has the fund performed?


The fund commenced operations on April 30, 2008. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future.


Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.

Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                             N/A
 Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          N/A
 Redemption Fee                                                                       N/A
 Exchange Fee                                                                         N/A
 Account Maintenance Fee                                                              N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                      0.52%
 Other Expenses1                                                                     0.12%
 Annual Fund Operating Expenses                                                      0.64%
 Less Fee Waiver and Expense Reimbursement2,3                                       (0.18%)
 Net Expenses                                                                        0.46%

1 Other expenses are based on estimated amounts for the current fiscal year.

2 LIA has contractually agreed to reimburse the fund's Standard Class to the extent that the Fund's total Fund Operating Expenses exceed 0.46% of average daily net assets. This agreement will continue at least through April 30, 2009 and renews automatically for one-year terms unless the adviser provides written notice of termination to the fund.

3 LIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.12% of the first $100,000,000 of average daily net assets of the fund and 0.22% of the excess over $100,000,000 of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2009, and renews automatically for one-year terms unless the adviser provides written notice of termination to the fund.

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.


 1 year   3 years   5 years1   10 years1
-------- --------- ---------- ----------
   $47      $187   N/A        N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.

Fund Overview-LVIP SSgA Small-Mid Cap 200 Fund
What are the fund's goals and main investment strategies?
The investment objective of the LVIP SSgA Small-Mid Cap 200 Fund (fund), is to maximize long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.


The fund pursues its objective by investing in approximately 200 stocks of small-mid cap U.S. companies. Small and mid cap companies are defined as those U.S. companies whose market capitalization at the time of rebalancing is (i) less than the 500th U.S. company as ranked by market capitalization, and (ii) is greater than or equal to the 2500th U.S. company as ranked by market capitalization. Using this definition of small-mid cap companies, the smallest small-mid cap company had a market capitalization of $222 million and the largest small-mid cap company had a market capitalization of $5,042 million as of December 31, 2007. The Russell 2000 (Reg. TM) Index, which represents the 2000 smallest companies in the Russell 3000 (Reg. TM) Index, is used as the benchmark for the fund.


The fund's portfolio construction process is as follows:
  o identify the smallest 2000 U.S. stocks from the largest 2500 U.S. stocks by market capitalization;

  o rank the stocks within each Global Industry Classification Standard (GICS)* sector by average valuation ranking using three equally-weighted measures:
     Price/Earnings ratio, Price/Book ratio and Dividend Yield; (The valuation measures all consist of two components: price on the one hand, and either earnings, book value, or dividends on the other. Earnings and dividends are both the most recently available 12-month period. Book value is the most recently reported book value. The price of the stock is the price as of the rebalance date.)
  o select the 10% of stocks within each GICS* sector with the lowest average valuation ranking;

  o equally-weight each stock; and

  o rebalance the portfolio annually on the last trading day of March.

* Global Industry Classification Standard or GICS is a widely recognized global standard for categorizing companies into sectors and industries.

At inception, the sub-adviser will select stocks in accordance with the portfolio construction rules described above. Thereafter, on an annual basis, the sub-adviser will rebalance the fund's portfolio in accordance with the portfolio construction rules. Between annual rebalancing, when cash inflows and outflows require, the sub-adviser will make new purchases and sales of common stock of the selected companies in the same proportion that such securities are then held in the fund based on current value. While securities will be equally-weighted on the annual rebalancing date such weightings may fluctuate throughout the year based on market conditions. Dividends are reinvested across the fund at the prevailing weights (prevailing weights are equal to the security weights in the fund at the time the dividends are paid).

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the Russell 2000 (Reg. TM) Index. Stock index futures are used by the fund to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions. The fund's cash position (including all stock index futures) will not exceed 5% of the fund's net assets. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to SSgA Funds Management, Inc. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.


What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the subadviser believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

The fund uses a rules based strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effect of any long-term period of poor stock performance.

Investing in stocks of smaller and medium-sized, less mature, lesser-known companies involves greater risks than those normally associated with larger, more mature, well-known companies. The fund runs a risk of increased and more rapid fluctuations in the value of its stock investments. This is due to the greater business risks of small size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than the larger capitalization stocks included in the S&P 500. One reason is that smaller and medium-sized companies have less certain prospects for growth, a lower degree of liquidity in the markets for their stocks, and greater sensitivity to changing economic conditions.

Prices of small and medium-sized company stocks may fluctuate independently of larger company stock prices. Small and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many independent factors lead to this result, such as the current and anticipated global economic environment and current and anticipated direction of interest rates in the United States, for example. Slower economic conditions or increasing interest rates may have been reasons historically for declining values in small and medium capitalization companies. The stock of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Therefore, you should expect that the net asset value of the fund's shares may fluctuate more than broad stock market indices such as the S&P 500, and may fluctuate independently from those indices.


A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.


How has the fund performed?


The fund commenced operations on April 30, 2008. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future.


Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.

Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                             N/A
 Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          N/A
 Redemption Fee                                                                       N/A
 Exchange Fee                                                                         N/A
 Account Maintenance Fee                                                              N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                      0.69%
 Other Expenses1                                                                     0.12%
 Annual Fund Operating Expenses                                                      0.81%
 Less Fee Waiver and Expense Reimbursement2,3                                       (0.35%)
 Net Expenses                                                                        0.46%

1 Other expenses are based on estimated amounts for the current fiscal year.

2 LIA has contractually agreed to reimburse the fund's Standard Class to the extent that the Fund's total Fund Operating Expenses exceed 0.46% of average daily net assets. This agreement will continue at least through April 30, 2009 and renews automatically for one-year terms unless the adviser provides written notice of termination to the fund.

3 LIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.29% of the first $100,000,000 of average daily net assets of the fund and 0.39% of the excess over $100,000,000 of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2009, and renews automatically for one-year terms unless the adviser provides written notice of termination to the fund.

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years1   10 years1
-------- --------- ---------- ----------
   $47      $224   N/A        N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.

Management of the Funds
The funds' business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the funds' bylaws, to declare and pay dividends, and to exercise all the powers of the funds except those granted to the shareholders.

Manager of Managers. The funds employ a "manager of managers" structure. In this regard, the funds have received an exemptive order from the SEC to permit the funds' investment adviser, without further shareholder approval, to enter into and materially amend sub-advisory agreements with sub-advisers upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the funds' adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee sub-advisers and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Advisers: Lincoln Investment Advisors Corporation
(LIA), formerly Jefferson Pilot Investment Advisory Corporation, is the investment adviser to the funds. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). Its address is 1300 South Clinton Street, Fort Wayne, IN 46802. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

Prior to May 1, 2007, Delaware Management Company (DMC), another indirect subsidiary of LNC, acted as the fund's investment adviser and was compensated according to the same advisory fee rate. As a result of the merger between LNC and Jefferson-Pilot Corporation in 2006, the organization had two separate registered investment advisers - DMC and LIA. As part of an effort to streamline the investment management operations, LIA became the investment adviser to the funds. Where DMC managed the assets of a fund without a sub-adviser, DMC entered into a sub-advisory agreement with LIA so that it could continue to provide day-to-day portfolio management services to those funds. Fund shareholders approved these new advisory and sub-advisory arrangements on April 5, 2007.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

Certain of the funds use sub-advisers who are responsible for the day-to-day management of the fund's securities investments. Any sub-adviser to a fund, where applicable, is paid out of the fees paid to the adviser.

The eight LVIP Wilshire Profile funds operate as "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The following chart lists each fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser, if any, and portfolio manager. The chart also indicates whether a fund operates as a "fund of funds." The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the funds.


Fund                                Investment Adviser, Sub-Adviser, if any, and Portfolio Manager(s)
=================================   ============================================================================================
LVIP SSgA Bond Index Fund           Adviser: LIA (aggregate advisory fee is estimated at 0.40% of the fund's average net assets).

                                    Sub-Adviser: SSgA Funds Management, Inc. (SSgA FM) is registered with the Securities and
                                    Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of September 30, 2007 SSgA FM had over $140 billion in assets under manage-
                                    ment. SSgA FM, State Street, and other advisory affiliates of State Street make up State
                                    Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation.
                                    With over $1.9 trillion under management as of September 30, 2007, SSgA provides complete glo- bal investment management services from offices in North America, South America,
                                    Europe, Asia, Australia and the Middle East.

                                    Portfolio Manager: The fund is managed by the Passive Fixed Income Team. Portfolio manag-
                                    ers John Kirby and Mike Brunell jointly and primarily have responsibility for the day-to-day management of the fund. Mr. Kirby is a Principal of SSgA FM and a Vice President of SSgA.
                                    Mr. Kirby is the head of the firm's Fixed Income Index team and has managed the product since 1999 and portfolio's within the group since 1997. In addition to portfolio management,
                                    Mr. Kirby's responsibilities include risk management and product development. Mr. Brunell is a Principal of SSgA FM and SSgA. Mr Brunell has been a member of the Fixed Income Index team since 2004. In his current role as part of the Beta solutions group, Mr. Brunell is respon-
                                    sible for developing and managing funds against a variety of conventional and custom bond index strategies, including fixed income ETF's, which were established in 2007. Prior to join- ing the investment group, Mr. Brunell was responsible for managing the US Bond
                                    Operations team, which he had been a member of since 1997.

LVIP SSgA International Index       Adviser: LIA (aggregate advisory fee is estimated at 0.40% of the fund's average net
Fund                                assets).

                                    Sub-Adviser: SSgA FM (see above)

                                    Portfolio Manager: The fund is managed by the Global Structured Products Team. Portfolio managers Lynn Blake and John Tucker jointly and primarily have responsibility for the day-to- day management. Ms. Blake is a Principal of SSgA FM, Managing Director of SSgA and
                                    the Head of Non-US Markets in the Global Structured Products Group. Ms. Blake joined SSgA in
                                    1987, and is currently responsible for overseeing the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios. Mr. Tucker is a Principal of SSgA FM, Vice President of SSgA and Head of US
                                    Equity Markets in the Global Structured Products Group, he is also responsible for all
                                    Derivative Strategies and Exchange Traded Funds. Mr Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the Struc- tured Products group in SSgA's London office, where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State Street in 1988.



Fund                                Investment Adviser, Sub-Adviser, if any, and Portfolio Manager(s)
=================================   ============================================================================================
LVIP SSgA Large Cap 100 Fund        Adviser: LIA (aggregate advisory fee is estimated at 0.52% of the fund's average net assets).

                                    Sub-Adviser: SSgA FM (see above)

                                    Portfolio Manager: The fund is managed by the Global Structured Products Team. Portfolio managers Lynn Blake and John Tucker jointly and primarily have responsibility for the day-to-
                                    day management. Ms. Blake is a Principal of SSgA FM, Managing Director of SSgA and the
                                    Head of Non-US Markets in the Global Structured Products Group. Ms. Blake joined SSgA in
                                    1987, and is currently responsible for overseeing the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios.
                                    Mr. Tucker is a Principal of SSgA FM, Vice President of SSgA and Head of US Equity Markets
                                    in the Global Structured Products Group, he is also responsible for all Derivative
                                    Strategies
                                    and Exchange Traded Funds. Mr Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the
                                    Struc-
                                    tured Products group in SSgA's London office, where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State
                                    Street
                                    in 1988.

LVIP SSgA Small-Mid Cap 200         Adviser: LIA (aggregate advisory fee is estimated at 0.69% of the fund's average net
Fund                                assets).
                                    Sub-Adviser: SSgA FM (see above)

                                    Portfolio Manager: The fund is managed by the Global Structured Products Team. (see above)

LVIP SSgA Developed International   Adviser: LIA (aggregate advisory fee is estimated at 0.75% of the fund's average net
150 Fund                            assets).
                                    Sub-Adviser: SSgA FM (see above)

                                    Portfolio Manager: The fund is managed by the Global Structured Products Team.(see above)

LVIP SSgA Emerging Markets 100      Adviser: LIA (aggregate advisory fee aggregate advisory fee is estimated at 1.09% of the
Fund                                fund's average net assets).

                                    Sub-Adviser:SSgA FM. (see above)

                                    Portfolio Manager(s): The fund is managed by the Global Structured Products Team. (see above)


Some of the funds using sub-advisers have names, investment objectives and investment policies that are very similar to certain publicly available mutual funds that are managed by these same sub-advisers. These funds will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the funds, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory contract for the funds and the sub-advisory contracts for certain of the funds is available in the annual report to shareholders for the twelve month period ended December 31, 2007 or the semi-annual report to shareholders for the six month period ended June 30, 2007.

Net Asset Value

Each fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:

  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

A fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

Each fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on exchanges or over-the-counter; and
  o debt securities, at the price established by an independent pricing service, which is believed to reflect the fair value of these securities; and
  o fixed income securities with a maturity of less than sixty days are priced at amortized cost.


In certain circumstances, a fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When a fund uses fair value pricing, it may take into account any factors it deems appropriate. A fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The price of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.


The funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, a fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


For each of the Profile Funds and Target Maturity Profile Funds (which are fund of funds), the Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If the Profile Funds or Target Maturity Profile Funds own investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.


Share Classes

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.


Purchase and Redemption of Fund Shares

Each fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.


Each fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

Each fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the funds' sub-advisers, may pay additional compensation (at their own expense and not as an expense of the funds) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the funds and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of a fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Securities Lending

Each fund may, subject to approval by the Board of Trustees, seek to increase its income by lending its portfolio securities. Such loans will usually be made to member banks of the Federal Reserve System and member firms (and subsidiaries thereof) of the New York Stock Exchange and would be required to be secured continuously by collateral in cash, U.S. Government securities or an irrevocable letter of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. A fund would continue to collect the equivalent of the interest or dividends on the securities loaned and would receive either interest (through investment of cash collateral) or a fee (if the collateral is U. S. Government securities or a letter of credit). A fund may terminate a loan at any time, and will recall a security on loan to vote proxies if the fund knows that a vote concerning a material event affecting an investment on loan will occur. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases a fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.


Market Timing
Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As a result, the funds discourage such trading activity. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the funds and other mutual funds supporting the insurance contracts, that may adversely affect fund investors.

Each fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, the fund identifies an investor as a "market timer" under the Market Timing Procedures.

While the funds have Market Timing Procedures, the funds, in seeking to identify market timing, also rely on the insurance companies that hold shares of the funds in separate accounts to support the insurance contracts. The funds receive purchase, exchange and redemption orders through omnibus accounts maintained for the funds. Omnibus account arrangements are common forms of holding shares of the funds, particularly among insurance companies offering variable insurance products and retirement plans. These arrangements permit intermediaries such as insurance companies to aggregate their clients' transactions and ownership positions. Each fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

As part of the Market Timing Procedures, the funds review periodic trade reports for unusual activity that may be suggestive of market timing. The funds maintain guidelines for assessing unusual activity based upon a variety of factors. Upon the identification of potential market timing, the fund contacts the applicable insurance company. If the fund identifies the contract holder as a "market timer," the insurance company will follow its procedures for restricting the contract holder's trading activity.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the funds will be able to identify possible market timing activity or that market timing will not occur in the funds. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the Statement of Additional Information.


Distributions and Federal Income Tax Considerations

The funds' policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The funds may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the funds' are owned directly or indirectly by Lincoln Life and LNY, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.


Funds as Profile Fund Investments

The funds' may accept investments from the Risk-based Profile Funds and Target Maturity Profile Funds, other investment series of the Trust, each of which operates as a fund of funds. The "fund of funds" structure operates in reliance on the federal securities laws and rules adopted thereunder which generally permit a fund to sell its shares to other affiliated funds and non-affiliated funds within strict percentage limitations. From time to time, the fund may experience large investments or redemptions due to allocations or rebalancings by the Risk-based Profile Funds and Target Maturity Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the funds' portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.



Financial Highlights
The LVIP SSgA Bond Index Fund, LVIP SSgA International Index Fund, LVIP SSgA Developed International 150 Fund, LVIP SSgA Emerging Markets 100 Fund, LVIP SSgA Large Cap 100 Fund and LVIP SSgA Small-Mid Cap Fund were not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for these funds.

General Information

This prospectus does not contain all the information included in the registration statements that the funds have filed with the SEC. You may examine the registration statements at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.


The funds have received an exemptive order from the SEC, which allows the use of fund shares by separate accounts funding variable annuity and variable life insurance contracts, qualified plans, the investment manager, and insurance company general accounts. Due to differences in redemption rates, tax treatment, or other considerations, the interests of various contract owners participating in the funds and the interests of qualified plans, the investment manager, or general accounts investing in the funds might at some time be in conflict. Violation of the federal tax laws by one separate account investing in a fund could cause the contracts funded through another separate account to lose its tax-deferred status, unless remedial action was taken. The Trust's Board of Trustees will monitor for the existence of any material irreconcilable conflicts and determine what action, if any, will be taken in response to such conflicts.


A conflict could arise that requires a variable account to redeem a substantial amount of assets from any of the funds. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in that fund. Also, that fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.


You can find additional information in the Trust's statement of additional information (SAI), which is on file with the SEC. The Trust incorporates its SAI, dated April 30, 2008, into its prospectus. The Trust will provide a free copy of its SAI upon request.


You can find further information about each fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about a fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the funds (including the SAIs) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, 100 F. Street N.E., D.C. 20549, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                             SEC File No: 811-08090


                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                Lincoln Variable Insurance Products Trust

                     LVIP SSgA Bond Index Fund
                     LVIP SSgA International Index Fund
                     LVIP SSgA Developed International 150 Fund
                     LVIP SSgA Emerging Markets 100 Fund
                     LVIP SSgA Large Cap 100 Fund

                     LVIP SSgA Small-Mid Cap 200 Fund


                Service Class

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus April 30, 2008


Each fund is a series of the Lincoln Variable lnsurance Products Trust (referred to as "fund") that sells its shares directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (Lincoln Life). Lincoln Life holds the shares in its separate accounts to support variable annuity contracts and variable life contracts (contracts). We refer to a separate account as a variable account. Each variable account has its own prospectus that describes the account and the contracts it supports. You choose the fund or funds in which a variable account invests your contract assets. In effect, you invest indirectly in the fund(s) that you choose under the contract. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Fund Overview -
LVIP SSgA Bond Index Fund
What are the fund's goals and main investment strategies?

The investment objective of the LVIP SSgA Bond Index Fund (fund), is to seek to match as closely as practicable, before fees and expenses, the performance of the Lehman Brothers Aggregate Bond Index1, which is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, CMBS Index and the Asset-Backed Securities Index including securities that are of investment-grade quality or better and have at least one year to maturity. This objective is non-fundamental and may be changed without shareholder approval.


The fund pursues its objectives by investing in a well-diversified portfolio that is representative of the domestic investment grade bond market. These investments include U.S. Treasury, agency, credit, mortgage-backed securities, asset-backed securities and CMBS. It is managed duration neutral to the Lehman Brothers Aggregate Bond Index at all times. Overall sector and quality weightings are also closely replicated to the Index, with individual security selection based upon criteria generated by the sub-adviser's credit and research group, security availability, and the sub-adviser's analysis of the impact on the portfolio's weightings. Under normal circumstances, the fund intends to invest at least 90% of its assets, determined at time of purchase, in bond securities that are held in the Lehman Brothers Aggregate Bond Index.

While complete replication of the Lehman Brothers Aggregate Bond Index is not possible, a stratified sample approach is employed to build a fund portfolio whose broad characteristics match those of the Index. Individual securities holdings may differ from the Index, and the fund may not track the performance of the Index perfectly due to the expenses and the transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the Index are valued.


The fund may at times purchase or sell futures contracts on fixed-income securities, interest rates, and fixed-income securities indices in lieu of investment directly in fixed-income securities themselves. The fund might do so, for example, in order to adjust the interest-rate sensitivity of the fund to bring it more closely in line with that of the Lehman Brothers Aggregate Bond Index. It might also do so to increase its investment exposure pending investment of cash in the bonds comprising the Index or to reduce its investment exposure in situations where it intends to sell a portion of the securities in its portfolio but the sale has not yet been completed.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to SSgA Funds Management, Inc. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.


What are the main risks of investing in the fund?

Investing in the fund primarily involves interest rate risk and credit risk.

Interest rate risk is the risk that the value of the debt obligations held by the fund and therefore, the value of the fund's shares held under your contract will fluctuate with changes in interest rates. As a general matter, the value of debt obligations will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt obligations increase in value. Accordingly, during periods of rising interest rates, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligations credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risks than lower-rated debt obligations. The value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with the changes in the credit ratings of the debt obligations held. Generally, a decrease in an issuer's credit rating will cause that issuer's outstanding debt obligations to fall in value. The issuer may also have increased interest payments, as issuers with lower credit ratings generally have to pay higher interest rates to borrow money. As a result, the issuer's future earnings and profitability could also be negatively affected. This could further increase the credit risks associated with that debt obligation.

If debt obligations held by the fund are assigned a lower credit rating, the value of these debt obligations and therefore, the value of the fund's shares could fall, and you could lose money. Additionally, because the fund also invests in medium-grade corporate bonds, the fund involves more risk than that normally associated with a bond fund that only invests in high-quality corporate bonds.


1 The Lehman Brothers Aggregate Bond Index is a trademark of Lehman Brothers
  Inc. and has been licensed for use in connection with the management of the fund. The fund is not sponsored by, endorsed, sold or promoted by Lehman Brothers Inc. and Lehman Brothers Inc. makes no representation regarding the advisability of investing in the fund.


Further, the amount of current income generated by the fund depends on the types of debt obligations held and changes in current interest rates. During extended periods of falling interest rates, the fund will earn reduced income on new investments, and the fund's income could be lower. Conversely, during extended periods of rising interest rates, the fund will earn increased income on new investments, and the fund's income could be higher. As discussed above, however, the value of the debt obligations held by the fund are also affected by changes in interest rates. Accordingly, while periods of rising interest rates could produce increased income, the value of the fund's shares could also fall during such periods.

Because the fund invests in mortgage-backed securities, the value of the fund's shares may react more severely to changes in interest rates. In periods of falling interest rates, mortgage-backed securities are subject to the possibility that the underlying mortgages will be paid early (pre-payment risk), lowering the potential total return and, therefore, the value of the mortgage-backed securities. During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of the mortgage-backed securities may fluctuate more widely than the value of investment-grade debt obligations in response to changes in interest rates.


A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.

High portfolio turnover (e.g., 100%) generally results in correspondingly greater expenses to the fund, including increased commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.


The fund uses an indexing strategy and does not individually select fixed-income securities. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor fixed-income performance.

How has the fund performed?


The fund commenced operations on April 30, 2008. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future.


Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.

Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                             N/A
 Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          N/A
 Redemption Fee                                                                       N/A
 Exchange Fee                                                                         N/A
 Account Maintenance Fee                                                              N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                      0.40%
 Distribution and/or Service (12b-1) fees                                            0.25%
 Other Expenses1                                                                     0.19%
 Total Annual Fund Operating Expenses                                                0.84%
 Less Fee Waiver and Expense Reimbursement2,3                                       (0.14%)
 Net Expenses                                                                        0.70%

1 Other expenses are based on estimated amounts for the current fiscal year.

2 LIA has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 0.70% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

3 LIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.07% of the first $500,000,000 of average daily net assets of the fund and 0.12% of the excess over $500,000,000 of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2009, and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years1   10 years1
-------- --------- ---------- ----------
   $72      $254   N/A        N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.


Fund Overview -
LVIP SSgA International Index Fund

What are the fund's goals and main investment strategies?
The investment objective of the LVIP SSgA International Index Fund (fund), is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U. S. foreign securities. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing primarily in the securities of companies located in developed countries outside the United States. When evaluating the fund's performance, the MSCI EAFE (Reg. TM) Index1 is used as the benchmark. The MSCI EAFE (Reg. TM) Index is a stock market index of foreign stock from 21 developed markets, but excludes those from the U.S. and Canada. The index targets coverage of 85% of the market capitalization of the equity market of all countries that are part of the index. Under normal circumstances, the fund intends to invest at least 90% of its assets, determined at the time of purchase, in stocks held by the benchmark index.


The fund is normally fully invested. The sub-adviser invests in stock index futures to maintain market exposure and manage cash flow. The fund may purchase other types of securities that are not primarily investments vehicles, for example American Depository Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), and international equity ETFs, cash equivalents, and derivatives. Although the fund may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments.


The fund may not track the performance of the index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued.


Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to SSgA Funds Management, Inc. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.


What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

The fund uses an indexing strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

Investing in foreign equity securities involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money. All of the rights of investing in foreign securities are heightened when investing in emerging market countries.


Investing in foreign securities also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign governments imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, barring the fund's withdrawal of assets from the country, and limiting the convertibility of a currency.

A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.

1 MSCI (Reg. TM) and EAFE (Reg. TM) are trademarks of MSCI Inc. (MSCI), and the fund has obtained a license to use and to refer to these trademarks and the MSCI EAFE (Reg. TM) Index. The fund referred to herein is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such fund or any index on which such fund is based. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with Lincoln Investment Advisors Corporation and any related funds.


Additionally, investing in foreign securities involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

How has the fund performed?


The fund commenced operations on April 30, 2008. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future.


Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.


Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                             N/A
 Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          N/A
 Redemption Fee                                                                       N/A
 Exchange Fee                                                                         N/A
 Account Maintenance Fee                                                              N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                      0.40%
 Distribution and/or Service (12b-1) fees                                            0.25%
 Other Expenses1                                                                     0.24%
 Total Annual Fund Operating Expenses                                                0.89%
 Less Fee Waiver and Expense Reimbursement2,3                                       (0.19%)
 Net Expenses                                                                        0.70%


1 Other expenses are based on estimated amounts for the current fiscal year.

2 LIA has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 0.70% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

3 LIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.06% of the first $500,000,000 of average daily net assets of the fund and 0.09% of the excess over $500,000,000 of average net assets of the fund. The fee waiver will continue at least through April 30, 2009, and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years1   10 years1
-------- --------- ---------- ----------
   $72      $254   N/A        N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.


Fund Overview-LVIP SSgA Developed International 150 Fund
What are the fund's goals and main investment strategies?
The investment objective of the LVIP SSgA Developed International 150 Fund
(fund), is to maximize long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing in approximately 150 foreign equity securities. Stocks are selected from the list of stocks that, at or close to the time of rebalancing, represents the 750 largest foreign companies by market capitalization in the MSCI EAFE (Reg. TM) Index. Foreign equity securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States. Foreign equity securities may trade on U.S. or foreign markets. The fund may buy foreign stocks directly or indirectly using, among other instruments, depositary receipts.

The fund's portfolio construction process is as follows:
  o identify the largest 750 foreign stocks in the MSCI EAFE (Reg. TM) Index by market capitalization;
  o rank the stocks in each Global Industry Classification Standard (GICS)* sector by average valuation ranking using three equally-weighted measures:
     Price/Earnings ratio, Price/Book ratio and Dividend Yield; (The valuation measures all consist of two components: price on the one hand, and either earnings, book value, or dividends on the other. Earnings and dividends are both the most recently available 12-month period. Book value is the most recently reported book value. The price of the stock is the price as of the rebalance date.)
  o select the 20% of stocks within each GICS* sector with the lowest average valuation ranking;
  o equally-weight each stock; and
  o rebalance the portfolio annually on the last trading day of March.

* Global Industry Classification Standard or GICS is a widely recognized global standard for categorizing companies into sectors and industries.

At inception the sub-adviser will select stocks in accordance with the portfolio construction rules described above. Thereafter, on an annual basis, the sub-adviser will rebalance the fund's portfolio in accordance with the portfolio construction rules. Between annual rebalancing, when cash inflows and outflows require, the sub-adviser will make new purchases and sales of common stock of the selected companies in the same proportion that such securities are then held in the fund based on current value. While securities will be equally-weighted on the annual rebalancing date such weightings may fluctuate throughout the year based on market conditions. Dividends are reinvested across the fund at the prevailing weights (prevailing weights are equal to the security weights in the fund at the time the dividends are paid).

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the MSCI EAFE (Reg. TM) Index. Stock index futures are used by the fund to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions. The fund's cash position (including all stock index futures) will not exceed 5% of the fund's net assets. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to SSgA Funds Management, Inc. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.


What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the subadviser believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

The fund uses a rules based strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effect of any long-term period of poor stock performance.

Investing in foreign equity securities and debt obligations involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money.

Investing in foreign securities also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign governments imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, barring the fund's withdrawal of assets from the country, and limiting the convertibility of a currency.

Additionally, investing in foreign securities involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.


A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.


How has the fund performed?


The fund commenced operations on April 30, 2008. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future.


Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.

Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                             N/A
 Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          N/A
 Redemption Fee                                                                       N/A
 Exchange Fee                                                                         N/A
 Account Maintenance Fee                                                              N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                      0.75%
 Distribution and/or Service (12b-1) fees                                            0.25%
 Other Expenses1                                                                     0.17%
 Annual Fund Operating Expenses                                                      1.17%
 Less Fee Waiver and Expense Reimbursement2,3                                       (0.41%)
 Net Expenses                                                                        0.76%

1 Other expenses are based on estimated amounts for the current fiscal year.

2 LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Fund's total Fund Operating Expenses exceed 0.76% of average daily net assets. This agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

3 LIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.35% of the first $100,000,000 of average daily net assets of the fund and 0.43% of the excess over $100,000,000 of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2009, and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years1   10 years1
-------- --------- ---------- ----------
   $78      $331   N/A        N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.

Fund Overview-LVIP SSgA Emerging Markets 100 Fund
What are the fund's goals and main investment strategies?
The investment objective of the LVIP SSgA Emerging Markets 100 Fund (fund), is to maximize long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The fund pursues its objective by investing in approximately 100 equity securities of issuers from emerging foreign countries. Stocks are selected from the list of stocks that, at or close to the time of rebalancing, represents the 500 largest companies by market capitalization in the MSCI Emerging Market Index. An emerging market country is generally considered to be one that is in the initial stages of its industrialization cycle and has a low per capita gross national product. The fund may buy foreign stocks directly or indirectly using, among other instruments, depositary receipts.

The fund's portfolio construction rules will be as follows:
  o identify the top 500 stocks in the MSCI Emerging Markets Index by market capitalization;

  o rank the stocks in each Global Industry Classification Standard (GICS)* sector by average valuation ranking using three equally-weighted measures:
     Price/Earnings ratio, Price/Book ratio and Dividend Yield; (The valuation measures all consist of two components: price on the one hand, and either earnings, book value, or dividends on the other. Earnings and dividends are both the most recently available 12-month period. Book value is the most recently reported book value. The price of the stock is the price as of the rebalance date.)
  o select the 20% of stocks within each GICS* sector with the lowest average valuation ranking;

  o equally-weight each stock; and

  o rebalance the portfolio annually on the last trading day of March.

* Global Industry Classification Standard or GICS is a widely recognized global standard for categorizing companies into sectors and industries.

At inception the sub-adviser will select stocks in accordance with the portfolio construction rules described above. Thereafter, on an annual basis, the sub-adviser will rebalance the fund's portfolio in accordance with the portfolio construction rules. Between annual rebalancing, when cash inflows and outflows require, the sub-adviser will make new purchases and sales of common stock of the selected companies in the same proportion that such securities are then held in the fund based on current value. While securities will be equally-weighted on the annual rebalancing date such weightings may fluctuate throughout the year based on market conditions. Dividends are reinvested across the fund at the prevailing weights (prevailing weights are equal to the security weights in the fund at the time the dividends are paid).

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the MSCI Emerging Markets Index. Stock index futures are used by the fund to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions. The fund's cash position (including all stock index futures) will not exceed 5% of the fund's net assets. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to SSgA Funds Management, Inc. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.


What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the subadviser believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

The fund uses a rules based strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effect of any long-term period of poor stock performance.

Investing in foreign equity securities involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money.


Investing in securities of issuers with significant operations outside the U.S., including foreign governments and their agencies, also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign governments imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, barring the fund's withdrawal of assets from the country, and limiting the convertibility of a currency.

As a general matter, risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Investing in foreign issuers involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The value of investments in foreign securities may go down because of unfavorable foreign government actions, or political instability. Also, the decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Further, the volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, the fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.


How has the fund performed?


The fund commenced operations on April 30, 2008. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future.


Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.

Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                             N/A
 Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          N/A
 Redemption Fee                                                                       N/A
 Exchange Fee                                                                         N/A
 Account Maintenance Fee                                                              N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                      1.09%
 Distribution and/or Service (12b-1) fees                                            0.25%
 Other Expenses1                                                                     0.36%
 Annual Fund Operating Expenses                                                      1.70%
 Less Fee Waiver and Expense Reimbursement2,3                                       (0.75%)
 Net Expenses                                                                        0.95%

1 Other expenses are based on estimated amounts for the current fiscal year.

2 LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Fund's total Fund Operating Expenses exceed 0.95% of average daily net assets. This agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

3 LIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.69% of the first $100,000,000 of average daily net assets of the fund and 0.76% of the excess over $100,000,000 of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2009, and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years1   10 years1
-------- --------- ---------- ----------
   $97      $462   N/A        N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.

Fund Overview-LVIP SSgA Large Cap 100 Fund
What are the fund's goals and main investment strategies?
The investment objective of the LVIP SSgA Large Cap 100 Fund (fund), is to maximize long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.


The fund pursues its objective by investing in approximately 100 stocks of large-sized U.S. companies as measured by market capitalization. Stocks are selected from the list of stocks that, at or close to the time of rebalancing, represents the 500 largest U.S. companies by market capitalization. The smallest company in the list of eligible stocks had a market cap of $5,047 million and the largest company in the list of eligible stocks had a market cap of $528 billion as of December 31, 2007. The S&P 500 Index, which represents the 500 largest U.S. companies by market capitalization, is used as the benchmark for the fund.


The fund's portfolio construction process is as follows:
 o identify the top 500 U.S. stocks by market capitalization;

 o rank the stocks in each Global Industry Classification Standard (GICS)* sector by average valuation ranking using three equally-weighted measures:
   Price/Earnings ratio, Price/Book ratio and Dividend Yield; (The valuation measures all consist of two components: price on the one hand, and either earnings, book value, or dividends on the other. Earnings and dividends are both the most recently available 12-month period. Book value is the most recently reported book value. The price of the stock is the price as of the rebalance date.)
 o select the 20% of stocks within each GICS* sector with the lowest average valuation ranking;

 o equally-weight each stock; and

 o rebalance the portfolio annually on the last trading day of March.

* Global Industry Classification Standard or GICS is a widely recognized global standard for categorizing companies into sectors and industries.

At inception, the sub-adviser will select stocks in accordance with the portfolio construction rules described above. Thereafter, on an annual basis, the sub-adviser will rebalance the fund's portfolio in accordance with the portfolio construction rules. Between annual rebalancing, when cash inflows and outflows require, the sub-adviser will make new purchases and sales of common stock of the selected companies in the same proportion that such securities are then held in the fund based on current value. While securities will be equally-weighted on the annual rebalancing date such weightings may fluctuate throughout the year based on market conditions. Dividends are reinvested across the fund at the prevailing weights (prevailing weights are equal to the security weights in the fund at the time the dividends are paid).

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the S&P 500 Index. Stock index futures are used by the fund to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions. The fund's cash position (including all stock index futures) will not exceed 5% of the fund's net assets. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to SSgA Funds Management, Inc. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.


What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the subadviser believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).


A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.


The fund uses a rules based strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effect of any long-term period of poor stock performance.

How has the fund performed?


The fund commenced operations on April 30, 2008. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future.


Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.

Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                             N/A
 Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          N/A
 Redemption Fee                                                                       N/A
 Exchange Fee                                                                         N/A
 Account Maintenance Fee                                                              N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                      0.52%
 Distribution and/or Service (12b-1) fees                                            0.25%
 Other Expenses1                                                                     0.12%
 Annual Fund Operating Expenses                                                      0.89%
 Less Fee Waiver and Expense Reimbursement2,3                                       (0.18%)
 Net Expenses                                                                        0.71%

1 Other expenses are based on estimated amounts for the current fiscal year.

2 LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Fund's total Fund Operating Expenses exceed 0.71% of average daily net assets. This agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

3 LIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.12% of the first $100,000,000 of average daily net assets of the fund and 0.22% of the excess over $100,000,000 of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2009, and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years1   10 years1
-------- --------- ---------- ----------
   $73      $266   N/A        N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.

Fund Overview-LVIP SSgA Small-Mid Cap 200 Fund
What are the fund's goals and main investment strategies?
The investment objective of the LVIP SSgA Small-Mid Cap 200 Fund (fund), is to maximize long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.


The fund pursues its objective by investing in approximately 200 stocks of small-mid cap U.S. companies. Small and mid cap companies are defined as those U.S. companies whose market capitalization at the time of rebalancing is (i) less than the 500th U.S. company as ranked by market capitalization, and (ii) is greater than or equal to the 2500th U.S. company as ranked by market capitalization. Using this definition of small-mid cap companies, the smallest small-mid cap company had a market capitalization of $222 million and the largest small-mid cap company had a market capitalization of $5,042 million as of December 31, 2007. The Russell 2000 (Reg. TM) Index, which represents the 2000 smallest companies in the Russell 3000 (Reg. TM) Index, is used as the benchmark for the fund.


The fund's portfolio construction process is as follows:
  o identify the smallest 2000 U.S. stocks from the largest 2500 U.S. stocks by market capitalization;

  o rank the stocks within each Global Industry Classification Standard (GICS)* sector by average valuation ranking using three equally-weighted measures:
     Price/Earnings ratio, Price/Book ratio and Dividend Yield; (The valuation measures all consist of two components: price on the one hand, and either earnings, book value, or dividends on the other. Earnings and dividends are both the most recently available 12-month period. Book value is the most recently reported book value. The price of the stock is the price as of the rebalance date.)
  o select the 10% of stocks within each GICS* sector with the lowest average valuation ranking;

  o equally-weight each stock; and

  o rebalance the portfolio annually on the last trading day of March.

* Global Industry Classification Standard or GICS is a widely recognized global standard for categorizing companies into sectors and industries.

At inception, the sub-adviser will select stocks in accordance with the portfolio construction rules described above. Thereafter, on an annual basis, the sub-adviser will rebalance the fund's portfolio in accordance with the portfolio construction rules. Between annual rebalancing, when cash inflows and outflows require, the sub-adviser will make new purchases and sales of common stock of the selected companies in the same proportion that such securities are then held in the fund based on current value. While securities will be equally-weighted on the annual rebalancing date such weightings may fluctuate throughout the year based on market conditions. Dividends are reinvested across the fund at the prevailing weights (prevailing weights are equal to the security weights in the fund at the time the dividends are paid).

The fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the Russell 2000 (Reg. TM) Index. Stock index futures are used by the fund to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions. The fund's cash position (including all stock index futures) will not exceed 5% of the fund's net assets. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the fund has not yet invested new shareholder money.

Lincoln Investment Advisors Corporation (LIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to SSgA Funds Management, Inc. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.


What are the main risks of investing in the fund?

Investing in stocks involves the risk that the value of the stocks purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's stock investments and, therefore, the value of the fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the subadviser believes to be their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

The fund uses a rules based strategy and does not individually select stocks. The fund does not attempt to manage volatility, use defensive strategies, or reduce the effect of any long-term period of poor stock performance.

Investing in stocks of smaller and medium-sized, less mature, lesser-known companies involves greater risks than those normally associated with larger, more mature, well-known companies. The fund runs a risk of increased and more rapid fluctuations in the value of its stock investments. This is due to the greater business risks of small size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than the larger capitalization stocks included in the S&P 500. One reason is that smaller and medium-sized companies have less certain prospects for growth, a lower degree of liquidity in the markets for their stocks, and greater sensitivity to changing economic conditions.

Prices of small and medium-sized company stocks may fluctuate independently of larger company stock prices. Small and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many independent factors lead to this result, such as the current and anticipated global economic environment and current and anticipated direction of interest rates in the United States, for example. Slower economic conditions or increasing interest rates may have been reasons historically for declining values in small and medium capitalization companies. The stock of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Therefore, you should expect that the net asset value of the fund's shares may fluctuate more than broad stock market indices such as the S&P 500, and may fluctuate independently from those indices.


A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The use of futures contracts entails certain risks, including the potential illiquidity of the markets for a particular futures contract at any specific time; imperfect correlation between the price of the futures contracts and the price of the underlying securities; and potential losses in excess of the amount invested in the futures contracts. Futures contracts may involve leveraging, and the use of leverage may magnify or otherwise increase investment losses.


How has the fund performed?


The fund commenced operations on April 30, 2008. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future.


Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.

Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                             N/A
 Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          N/A
 Redemption Fee                                                                       N/A
 Exchange Fee                                                                         N/A
 Account Maintenance Fee                                                              N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                      0.69%
 Distribution and/or Service (12b-1) fees                                            0.25%
 Other Expenses1                                                                     0.12%
 Annual Fund Operating Expenses                                                      1.06%
 Less Fee Waiver and Expense Reimbursement2,3                                       (0.35%)
 Net Expenses                                                                        0.71%

1 Other expenses are based on estimated amounts for the current fiscal year.

2 LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Fund's total Fund Operating Expenses exceed 0.71% of average daily net assets. This agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

3 LIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.29% of the first $100,000,000 of average daily net assets of the fund and 0.39% of the excess over $100,000,000 of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2009, and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years1   10 years1
-------- --------- ---------- ----------
   $73      $302   N/A        N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.

Management of the Funds
The funds' business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the funds' bylaws, to declare and pay dividends, and to exercise all the powers of the funds except those granted to the shareholders.

Manager of Managers. The funds employ a "manager of managers" structure. In this regard, the funds have received an exemptive order from the SEC to permit the funds' investment adviser, without further shareholder approval, to enter into and materially amend sub-advisory agreements with sub-advisers upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the funds' adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee sub-advisers and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Advisers: Lincoln Investment Advisors Corporation
(LIA), formerly Jefferson Pilot Investment Advisory Corporation, is the investment adviser to the funds. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). Its address is 1300 South Clinton Street, Fort Wayne, IN 46802. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

Prior to May 1, 2007, Delaware Management Company (DMC), another indirect subsidiary of LNC, acted as the fund's investment adviser and was compensated according to the same advisory fee rate. As a result of the merger between LNC and Jefferson-Pilot Corporation in 2006, the organization had two separate registered investment advisers - DMC and LIA. As part of an effort to streamline the investment management operations, LIA became the investment adviser to the funds. Where DMC managed the assets of a fund without a sub-adviser, DMC entered into a sub-advisory agreement with LIA so that it could continue to provide day-to-day portfolio management services to those funds. Fund shareholders approved these new advisory and sub-advisory arrangements on April 5, 2007.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

Certain of the funds use sub-advisers who are responsible for the day-to-day management of the fund's securities investments. Any sub-adviser to a fund, where applicable, is paid out of the fees paid to the adviser.

The eight LVIP Wilshire Profile funds operate as "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The following chart lists each fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser, if any, and portfolio manager. The chart also indicates whether a fund operates as a "fund of funds." The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the funds.


Fund                                Investment Adviser, Sub-Adviser, if any, and Portfolio Manager(s)
===============================     ============================================================================================
LVIP SSgA Bond Index Fund           Adviser: LIA (aggregate advisory fee is estimated at 0.40% of the fund's average net assets).

                                    Sub-Adviser: SSgA Funds Management, Inc. (SSgA FM) is registered with the Securities and
                                    Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of September 30, 2007 SSgA FM had over $140 billion in assets under manage-
                                    ment. SSgA FM, State Street, and other advisory affiliates of State Street make up State
                                    Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation.
                                    With over $1.9 trillion under management as of September 30, 2007, SSgA provides complete glo- bal investment management services from offices in North America, South America,
                                    Europe, Asia, Australia and the Middle East.

                                    Portfolio Manager: The fund is managed by the Passive Fixed Income Team. Portfolio manag-
                                    ers John Kirby and Mike Brunell jointly and primarily have responsibility for the day-to-day management of the fund. Mr. Kirby is a Principal of SSgA FM and a Vice President of SSgA.
                                    Mr. Kirby is the head of the firm's Fixed Income Index team and has managed the product since 1999 and portfolio's within the group since 1997. In addition to portfolio management,
                                    Mr. Kirby's responsibilities include risk management and product development. Mr. Brunell is a Principal of SSgA FM and SSgA. Mr Brunell has been a member of the Fixed Income Index team since 2004. In his current role as part of the Beta solutions group, Mr. Brunell is respon-
                                    sible for developing and managing funds against a variety of conventional and custom bond index strategies, including fixed income ETF's, which were established in 2007. Prior to join- ing the investment group, Mr. Brunell was responsible for managing the US Bond
                                    Operations team, which he had been a member of since 1997.

LVIP SSgA International Index       Adviser: LIA (aggregate advisory fee is estimated at 0.40% of the fund's average net assets).
Fund
                                    Sub-Adviser: SSgA FM (see above)

                                    Portfolio Manager: The fund is managed by the Global Structured Products Team. Portfolio managers Lynn Blake and John Tucker jointly and primarily have responsibility for the day-to- day management. Ms. Blake is a Principal of SSgA FM, Managing Director of SSgA and
                                    the Head of Non-US Markets in the Global Structured Products Group. Ms. Blake joined SSgA in
                                    1987, and is currently responsible for overseeing the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios. Mr. Tucker is a Principal of SSgA FM, Vice President of SSgA and Head of US
                                    Equity Markets in the Global Structured Products Group, he is also responsible for all
                                    Derivative Strategies and Exchange Traded Funds. Mr Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the Struc- tured Products group in SSgA's London office, where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State Street in 1988.



Fund                                Investment Adviser, Sub-Adviser, if any, and Portfolio Manager(s)
=================================   ============================================================================================
LVIP SSgA Large Cap 100 Fund        Adviser: LIA (aggregate advisory fee is estimated at 0.52% of the fund's average net assets).

                                    Sub-Adviser: SSgA FM (see above)

                                    Portfolio Manager: The fund is managed by the Global Structured Products Team. Portfolio managers Lynn Blake and John Tucker jointly and primarily have responsibility for the day-to-
                                    day management. Ms. Blake is a Principal of SSgA FM, Managing Director of SSgA and the
                                    Head of Non-US Markets in the Global Structured Products Group. Ms. Blake joined SSgA in
                                    1987, and is currently responsible for overseeing the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios.
                                    Mr. Tucker is a Principal of SSgA FM, Vice President of SSgA and Head of US Equity Markets
                                    in the Global Structured Products Group, he is also responsible for all Derivative
                                    Strategies
                                    and Exchange Traded Funds. Mr Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the
                                    Struc-
                                    tured Products group in SSgA's London office, where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State
                                    Street
                                    in 1988.

LVIP SSgA Small-Mid Cap 200         Adviser: LIA (aggregate advisory fee is estimated at 0.69% of the fund's average net
Fund                                assets).
                                    Sub-Adviser: SSgA FM (see above)

                                    Portfolio Manager: The fund is managed by the Global Structured Products Team. (see above)
LVIP SSgA Developed International   Adviser: LIA (aggregate advisory fee is estimated at 0.75% of the fund's average net
150 Fund                            assets).
                                    Sub-Adviser: SSgA FM (see above)

                                    Portfolio Manager: The fund is managed by the Global Structured Products Team.(see above)
LVIP SSgA Emerging Markets 100      Adviser: LIA (aggregate advisory fee aggregate advisory fee is estimated at 1.09% of the
Fund                                fund's average net assets).

                                    Sub-Adviser:SSgA FM. (see above)

                                    Portfolio Manager(s): The fund is managed by the Global Structured Products Team. (see above)


Some of the funds using sub-advisers have names, investment objectives and investment policies that are very similar to certain publicly available mutual funds that are managed by these same sub-advisers. These funds will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the funds, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory contract for the funds and the sub-advisory contracts for certain of the funds is available in the annual report to shareholders for the twelve month period ended December 31, 2007 or the semi-annual report to shareholders for the six month period ended June 30, 2007.

Net Asset Value
Each fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. Each fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

A fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

Each fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on exchanges or over-the-counter; and
  o debt securities, at the price established by an independent pricing service, which is believed to reflect the fair value of these securities; and
  o fixed income securities with a maturity of less than sixty days are priced at amortized cost.


In certain circumstances, a fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When a fund uses fair value pricing, it may take into account any factors it deems appropriate. A fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The price of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.


The funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, a fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

For each of the Profile Funds and Target Maturity Profile Funds (which are fund of funds), the Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If the Profile Funds or the Target Maturity Profile Funds own investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.

Share Classes
Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). As previously noted, the Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust may pay the insurance companies or others, out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. The Trust would pay each third party for these services pursuant to a written agreement with that third party.

The Plan fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.

Purchase and Redemption of Fund Shares
Each fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY) and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

Each fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

Each fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the funds' sub-advisers, may pay additional compensation (at their own expense and not as an expense of the funds) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the funds and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of a fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Securities Lending

Each fund may, subject to approval by the Board of Trustees, seek to increase its income by lending its portfolio securities. Such loans will usually be made to member banks of the Federal Reserve System and member firms (and subsidiaries thereof) of the New York Stock Exchange and would be required to be secured continuously by collateral in cash, U.S. Government securities or an irrevocable letter of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. A fund would continue to collect the equivalent of the interest or dividends on the securities loaned and would receive either interest (through investment of cash collateral) or a fee (if the collateral is U. S. Government securities or a letter of credit). A fund may terminate a loan at any time, and will recall a security on loan to vote proxies if the fund knows that a vote concerning a material event affecting an investment on loan will occur. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases a fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.


Market Timing
Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As a result, the funds discourage such trading activity. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the funds and other mutual funds supporting the insurance contracts, that may adversely affect fund investors.

Each fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, the fund identifies an investor as a "market timer" under the Market Timing Procedures.

While the funds have Market Timing Procedures, the funds, in seeking to identify market timing, also rely on the insurance companies that hold shares of the funds in separate accounts to support the insurance contracts. The funds receive purchase, exchange and redemption orders through omnibus accounts maintained for the funds. Omnibus account arrangements are common forms of holding shares of the funds, particularly among insurance companies offering variable insurance products and retirement plans. These arrangements permit intermediaries such as insurance companies to aggregate their clients' transactions and ownership positions. Each fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

As part of the Market Timing Procedures, the funds review periodic trade reports for unusual activity that may be suggestive of market timing. The funds maintain guidelines for assessing unusual activity based upon a variety of factors. Upon the identification of potential market timing, the fund contacts the applicable insurance company. If the fund identifies the contract holder as a "market timer," the insurance company will follow its procedures for restricting the contract holder's trading activity.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the funds will be able to identify possible market timing activity or that market timing will not occur in the funds. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the Statement of Additional Information.


Distributions and Federal Income Tax Considerations

The funds' policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The funds may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.


Since all the shares of the funds are owned directly or indirectly by Lincoln Life and LNY, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

Funds as Profile Fund Investments

The funds may accept investments from the Risk-based Profile Funds and Target Maturity Profile Funds, other investment series of the Trust, each of which operates as a fund of funds. The "fund of funds" structure operates in reliance on the federal securities laws and rules adopted thereunder which generally permit a fund to sell its shares to other affiliated funds and non-affiliated funds within strict percentage limitations. From time to time, the fund may experience large investments or redemptions due to allocations or rebalancings by the Risk-based Profile Funds and Target Maturity Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the funds' portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.



Financial Highlights
The LVIP SSgA Bond Index Fund, LVIP SSgA International Index Fund, LVIP SSgA Developed International 150 Fund, LVIP SSgA Emerging Markets 100 Fund, LVIP SSgA Large Cap 100 Fund and LVIP SSgA Small-Mid Cap Fund were not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for these funds.

General Information

This prospectus does not contain all the information included in the registration statements that the funds have filed with the SEC. You may examine the registration statements at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.


The funds have received an exemptive order from the SEC, which allows the use of fund shares by separate accounts funding variable annuity and variable life insurance contracts, qualified plans, the investment manager, and insurance company general accounts. Due to differences in redemption rates, tax treatment, or other considerations, the interests of various contract owners participating in the funds and the interests of qualified plans, the investment manager, or general accounts investing in the funds might at some time be in conflict. Violation of the federal tax laws by one separate account investing in a fund could cause the contracts funded through another separate account to lose its tax-deferred status, unless remedial action was taken. The Trust's Board of Trustees will monitor for the existence of any material irreconcilable conflicts and determine what action, if any, will be taken in response to such conflicts.


A conflict could arise that requires a variable account to redeem a substantial amount of assets from any of the funds. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in that fund. Also, that fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.


You can find additional information in the Trust's statement of additional information (SAI), which is on file with the SEC. The Trust incorporates its SAI, dated April 30, 2008, into its prospectus. The Trust will provide a free copy of its SAI upon request.


You can find further information about each fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about a fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the funds (including the SAIs) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, 100 F. Street N.E., D.C. 20549, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                             SEC File No: 811-08090


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


Lincoln Variable Insurance Products Trust

          LVIP SSgA Bond Index Fund
          LVIP SSgA International Index Fund
          LVIP SSgA Large Cap 100 Fund
          LVIP SSgA Small-Mid Cap 200 Fund
          LVIP SSgA Developed International 150 Fund
          LVIP SSgA Emerging Markets 100 Fund

     1300 South Clinton Street
     Fort Wayne, Indiana 46802


     Statement of Additional Information April 30, 2008


This Statement of Additional Information (SAI), which is not a prospectus, provides more information about six of the series --referred to as "funds"-- of Lincoln Variable Insurance Products Trust. The funds indicate the funds named in the above caption. Each fund offers two classes of shares: the Standard Class and the Service Class.


This SAI should be read in conjunction with the funds' prospectus dated April 30, 2008. You may obtain a copy of the funds' prospectus or a fund's annual report, when available, on request and without charge. Please write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).

April 30, 2008

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


Table of Contents

Item                                                                      Page
------------------------------------------------------------------------------

Description of the Trust and the Funds.................................      5

Fundamental Investment Restrictions....................................      5

Additional Investment Strategies and Risks.............................      6

   Investment Strategies Available to All Funds........................      6

   Investment Strategies and Limitations Applicable to Certain Funds...     18

Portfolio Transactions and Brokerage...................................     20

Portfolio Turnover.....................................................     22

Trustees and Officers..................................................     23

Investment Adviser and Sub-Advisers....................................     26

Portfolio Managers.....................................................     29

Principal Underwriter..................................................     31

Administration Agreement...............................................     31

Accounting Agreement...................................................     31

Code of Ethics.........................................................     32

Description of Shares..................................................     32

Control Persons and Principal Holders of Securities....................     33

Rule 12b-1 Plan........................................................     33

Revenue Sharing........................................................     33

Valuation of Portfolio Securities......................................     34

Portfolio Holdings Disclosure..........................................     35

Purchase and Redemption Information....................................     36

Custodian and Transfer Agent...........................................     36

Independent Registered Public Accounting Firm..........................     37

Financial Statements...................................................     37

Taxes..................................................................     37

APPENDIX A.............................................................     38

APPENDIX B.............................................................     40

APPENDIX C.............................................................     43

Description of the Trust and the Funds

Lincoln Variable Insurance Product Trust (the Trust), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company. Certain of the funds' investment restrictions are fundamental and cannot be changed without the affirmative vote of a majority of the outstanding voting securities of the fund. There can be no assurance that the objective of a fund will be achieved. Each of the funds is diversified within the meaning of the Investment Company Act of 1940 (1940 Act). References to adviser in this SAI include both Lincoln Investment Advisors Corporation (LIA) and a fund's sub-adviser, unless the context otherwise indicates.

Fundamental Investment Restrictions

The funds have adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of a fund's outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

Each fund may not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.

6. Make loans of any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.

7. With respect to 75% of its total assets, invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b) the fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or
     (ii) securities of other investment companies.

Additional Investment Strategies and Risks

The prospectus discusses each fund's principal investment strategies used to pursue the fund's investment objective and the risks of those strategies.

Unless otherwise stated in the prospectus, many investment strategies and techniques are discretionary. That means the fund's adviser may elect to engage or not engage in the various strategies and techniques at its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will be employed at all times, or ever employed.

Investment Strategies Available to All Funds

Money Market Instruments. Money market instruments include bank time deposits, certificates of deposit, commercial paper, loan participations and bankers' acceptances. Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. Certificates of deposit are certificates issued against funds deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Commercial paper is a short-term note with a maturity of up to nine months issued by banks, corporations or government bodies. Loan participations are short-term, high-quality participations in selected commercial bank loans issued by creditworthy banks.

Bankers' acceptances are short-term credit instruments used to finance commercial transactions. Generally, a bankers' acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers' acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers' acceptances can be as long as 270 days, most bankers' acceptances have maturities of six months or less.

Repurchase Agreements. In a repurchase agreement, the fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security.


A fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the fund in the event of bankruptcy of the seller), it is the policy of the fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the board of trustees or its delegates. In addition, the collateral will be segregated and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, the fund will seek to liquidate such collateral. However, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.


U.S. Government Securities. A fund may invest in securities issued or guaranteed by the U.S. Government. Securities guaranteed by the U.S. Government include:
(1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association
(GNMA) certificates and Federal Housing Administration (FHA) debentures). These securities are of the highest possible credit quality, because the payment of principal and interest is unconditionally guaranteed by the U.S. Government. They are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity are deemed to be free of credit risk for the life of the investment.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they do generally involve federal sponsorship in one way or another. Some are backed by specific types of collateral. Some are supported by the issuer's right to borrow from the U.S. Treasury. Some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer. Others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks. There is no guarantee that the government will support these types of securities and, therefore, they may involve more risk than other government obligations.

U.S. Government securities may be acquired by the fund in the form of separately-traded principal and interest segments of selected securities issued or guaranteed by the U.S. Treasury. These segments are traded independently under the Separate Trading of Registered Interest and Principal Securities (STRIPS) program. Under the STRIPS program, the principal and interest parts are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently. Obligations of the Resolution Funding Corp. are similarly divided into principal and interest parts and maintained on the book entry records of the Federal Reserve Banks.

The fund may also invest in custodial receipts that evidence ownership of future interest payments, principal payments, or both, on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including Treasury Receipts (TRs), Treasury Interest Guarantee Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS) and may not be deemed U.S. Government securities.

The fund may invest occasionally in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as government trust certificates.

In general, the U.S. Government securities in which the fund invests do not have as high a yield as do more speculative securities not supported by the U.S. Government or its agencies or instrumentalities.

Investment in Securities of Other Investment Companies. Subject to certain restrictions, as described below, the funds are permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits of the Investment Company Act of 1940 Act (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation, or other similar transaction.

In addition, certain sub-advisers may invest fund assets in money market funds that they advise or in other investment companies. Each of the funds has a policy that prohibits it from acquiring any securities of open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

Exchange-Traded Funds ("ETFs"). These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Options on Securities. The funds may purchase and sell (write) put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter and on indices of securities. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to a futures commission merchant
(FCM) as described below for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The successful use of a fund's options strategies depends on the ability of the adviser to forecast correctly market movements. For example, if the fund were to write a call option based on the adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not lose any of its investment in such security if the price does not change.

A fund's written options positions will be covered at all times. A call option written by a fund will be deemed to be covered if the fund holds the underlying instrument or an option on the underlying instrument with an exercise price equal to or less than the exercise price of the call written. A put option written by a fund will be deemed to be covered if the fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by the fund. A fund may also cover a written options position by segregating cash or liquid securities equal to the fund's net uncovered obligation.

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The effective use of options also depends on the fund's ability to terminate option positions at times when the adviser deems it desirable to do so. Although the fund will take an option position only if the adviser believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corp. (OCC), new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruption in the markets for the securities underlying options purchased or sold by the fund could result in losses on the option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the OCC were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option could lose its entire investment if the prohibition remained in effect until the put option's expiration and the fund was unable either to acquire the underlying security or to sell the put option in the market.

Spreads and Straddles. In addition to the options strategies described previously, a fund may engage in spread transactions in which it purchases and writes a put or call option on the same underlying instrument, with the options having different exercise prices and/or expiration dates. The fund may also engage in so-called straddles, in which it purchases or sells combinations of put and call options on the same instrument. Spread and straddle transactions require the fund to purchase and/or write more than one option simultaneously. Accordingly, the fund's ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the fund were to purchase or sell a single option. Similarly, costs incurred by the fund in connection with these transactions will in many cases be greater than if the fund were to purchase or sell a single option.

A call option included in a spread or straddle will be deemed to be covered if the fund holds an option on the same instrument with an exercise price equal to or less than the exercise price of the call written (or, where the exercise price is greater than that of the option written by the fund, if the fund segregates cash or liquid securities equal to the difference). Similarly, a put option included in a spread or straddle will be deemed to be covered if the fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by the fund (or, where the exercise price is less than that of the option written by the fund, if the fund segregates cash or liquid securities equal to the difference).

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts. The funds may enter into contracts for the purchase or sale for future delivery of fixed income securities, foreign currencies or contracts based on financial indices including interest rates or an index of U.S.

Government securities, foreign government securities, equity securities or fixed income securities. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit initial margin for the benefit of an FCM when the contract is entered into and maintain variation margin requirements. In the event of the bankruptcy of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM's other customers. The adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the fund does business.

Pursuant to rules adopted by the Commodity Futures Trading Commission (CFTC), each fund is permitted to engage in unlimited futures trading activity without registration with the CFTC. Although the fund would deposit with the FMC margin consisting of cash and liquid assets; these assets would be available to the fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the fund's cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, the fund's return could be diminished due to the opportunity losses of foregoing other potential investments.


The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the adviser still may not result in a successful use of futures.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets may provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the fund's access to other assets held to cover its futures positions also could be impaired.

Successful use of futures contracts is subject to the ability of the adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or markets.

Options on Futures Contracts. A fund may purchase and sell (write) call and put options on futures contracts and enter into closing transactions with respect to such options to terminate existing positions. The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate the position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. With respect to long positions assumed by the fund, the fund may establish a segregated asset account with its custodian, and will deposit into it an amount of cash and other liquid assets. The fund does not intend to leverage the futures contracts.

Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

Stock index futures may be used to hedge the equity portion of a Portfolio's securities portfolio with regard to market risk (involving the market's assessment of over-all economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short" position in stock index futures, a Portfolio may seek to protect the value of its portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, a Portfolio will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.

Swaps and Swap-Related Products. A fund may enter into swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

An interest rate swap is a contract in which two parties exchange different types of interest payment streams, pegged to an underlying notional principal amount. The three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). A cap is a contract for which the buyer pays a fee, or premium, to obtain protection against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the principal amount times one-quarter. A floor is a contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed level (the floor). A floor contract has the effect of a string of interest rate guarantees.


The fund will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the fund's obligations over its entitlement with respect to each swap will be calculated on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by the fund's custodian. If the fund enters into a swap on other than a net basis, it will segregate the full amount of its obligations, accrued on a daily basis, with respect to the swap. The fund will not enter into any swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest credit rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. The adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether a fund's use of swaps will be successful in furthering its investment objective will depend on a subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

There is no limit on the amount of swap transactions that may be entered into by the fund. These transactions may in some instances involve the delivery of securities or other underlying assets by the fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to swaps is limited to the net amount of the payments that the fund is contractually obligated to make. If the other party to a swap that is not collateralized defaults, the fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The fund may buy and sell (i.e., write) caps and floors without limitation, so long as it maintains a segregated account with cash or liquid assets having an aggregate net asset value at least equal to the full amount of its obligations accrued on a daily basis.


Illiquid Investments. The funds may invest in securities or other investments that are considered illiquid. A security or investment is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. A security or investment might be illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale. LIA will determine the liquidity of securities purchased by the funds, subject to oversight by the board of trustees.


The fund may have to bear the expense of registering restricted securities for resale and risk the substantive delays in effecting such registration. However, the fund may avail itself of Rule 144A under the Securities Act of 1933 which permits the fund to purchase securities which have been privately placed and resell such securities to certain qualified institutional buyers without restriction. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists. The institutional trading market is relatively new and liquidity of the fund's investments could be impaired if trading fails to further develop, or if it declines. The board of trustees will carefully monitor the fund's investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information.

Borrowing. Each fund may borrow money to the extent permitted under the 1940 Act. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a fund. Money borrowed will be subject to interest costs and other fees, which could reduce a fund's return and may or may not be recovered by appreciation of the securities purchased. A fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, purchasing securities when the fund has borrowed money may involve an element of leverage.

Pledging Assets. A fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by the "Borrowing" restriction. The deposit of underlying securities and other assets in escrow and other collateral arrangements with respect to margin for options on financial futures contracts are not deemed to be pledges or other encumbrances.

Foreign Currency Transactions. A fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. A fund also may enter into forward foreign currency exchange contracts (forward contracts). Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward contracts in order to fix a price for securities it has agreed to buy or sell (transaction hedge). The fund also may hedge some or all of its investments denominated in or exposed to foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate the performance of that currency) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (position hedge) or by participating in options or futures contracts with respect to the currency. The fund also may enter into a forward contract with respect to a currency where the fund is considering the purchase of investments denominated in or exposed to that currency but has not yet done so (anticipatory hedge).


A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.


The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge fund assets. Also, with regard to the fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which its assets that are the subject of such cross-hedges are denominated.

Successful use of currency management strategies will depend on the adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as the adviser anticipates. For example, if a currency's value rose at a time when the adviser had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If the adviser hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the adviser increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that the adviser's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to those of options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Unlike transactions entered into by a fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Securities and Exchange Commission (SEC). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the fund to liquidate open positions at a profit before exercise or expiration, or to limit losses in the event of adverse market movements.

Foreign Options and Futures Markets. Options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) low trading volume.

Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Debt and Other Fixed-Income Securities. Fixed-income securities include, but are not limited to, preferred stocks, warrants, stock rights, corporate bonds and debentures and longer-term government securities. Fixed-income securities also include mortgage-backed securities, which are debt obligations issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations (CMOs). The mortgages involved could be those on commercial or residential real estate properties. Fixed income securities may be issued by U.S. companies, the U.S. Government and its agencies and instrumentalities, foreign companies, foreign governments and their agencies and instrumentalities, and supranational organizations such as (but not limited to) the European Economic Community and the World Bank, or other issuers.

As a general matter, the value of debt securities will fluctuate with changes in interest rates, and these fluctuations can be greater for debt securities with longer maturities. The market value of debt securities typically varies inversely to changes in prevailing interest rates. In periods of declining interest rates, the value of debt securities typically increase. In periods of rising interest rates, the value of those securities typically decrease. These fluctuations in the value of debt securities may cause the value of the fund's shares to fluctuate in value.

A fund's share price and yield also depend, in part, on the quality of its investments. U.S. Government securities generally are of high quality. Debt securities that are not backed by the full faith and credit of the United States (including those of foreign governments) may be affected by changes in the creditworthiness of the issuer of the security. The prices of investment grade bonds generally fluctuate less than the prices of bonds that are below investment grade. Investment grade bonds are those rated at the time of purchase in the top four credit rating categories of Moody's Investors Service (Moody's) or Standard & Poor's Corp. (S&P), or their equivalents from other nationally recognized rating agencies, or are unrated securities judged by the adviser to be of comparable value.


High Yield Fixed-Income Securities. Debt securities rated below investment grade by the primary rating agencies (bonds rated Ba or lower by Moody's or BB or lower by S&P, or their equivalents from other nationally recognized rating agencies) constitute lower-rated fixed income securities (commonly referred to as high yield bonds). See Appendix A to the SAI for a description of these ratings. Unrated bonds or bonds with split ratings are included in this limit if the adviser determines that these securities have the same characteristics as non-investment-grade bonds. Each fund may invest up to 15% of its total assets in junk bonds.


High yield bonds involve a higher degree of credit risk, that is, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected. More careful analysis of the financial condition of each issuer of high yield bonds is necessary. During an economic downturn or substantial period of rising interest rates, issuers of high yield bonds may experience financial stress which would adversely affect their ability to honor their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.

The market prices of high yield bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or in the case of corporate issuers, to individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of high yield bonds. High yield bonds also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be negatively affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high yield bonds.

The market for high yield bonds may be less active than that for higher-rated debt securities, which may make it difficult to value these securities. If market quotations are not available, high yield bonds will be valued in accordance with procedures established by the board of trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield bonds than is the case for securities for which more external sources for quotations and last-sale information are available.


Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if the adviser anticipates a decline in the price of the stock underlying a convertible security held by the fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. The fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.


A fund will be required to segregate securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.


Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Foreign Investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that the adviser will be able to anticipate these potential events or counter their effects.

Investing in securities of issuers located in countries considered to be emerging markets involves additional risks. While emerging market countries may change over time depending on market and economic conditions, at present the fund believes that emerging market countries include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The considerations noted previously generally are intensified for investments in emerging market countries. Emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

In addition to investing directly in equity securities, the funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Generally, ADRs in registered form are U.S. dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are designed for use in the European securities markets. GDRs are designed for use in the global securities markets. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing. Depositary receipts may be sponsored or unsponsored. Issuers of the stock of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, therefore, there may not be an accurate correlation between such information and the market value of such depositary receipts.

Rights and Warrants. Each fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities. Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by the fund which expire without being exercised will result in a loss to the fund.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of the borrower's failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring the fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.


Delayed Delivery and When-Issued Securities and Forward Commitments. Each fund may purchase securities on a delayed delivery or when-issued basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. While a fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the fund may sell the securities before the settlement date, if it is deemed advisable. At the time the fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the fund. At the time of delivery of the securities, the value may be more or less than the purchase price. The fund will also segregate cash or liquid assets equal in value to commitments for such when-issued or delayed delivery securities; subject to this requirement, the fund may purchase securities on such basis without limit. An increase in the percentage of the fund's assets committed to the purchase of securities on a when issued or delayed delivery basis may increase the volatility of the fund's net asset value. The board of trustees does not believe that the fund's net asset value or income will be adversely affected by its purchases of securities on such basis.


Investment Strategies and Limitations Applicable to Certain Funds

Mortgage-Related Securities (LVIP SSgA Bond Index Fund only). Mortgage-related securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-related security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-related securities, such as collateralized mortgage obligations (or CMOs), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-related securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage-related securities are created when the interest and principal components of a mortgage-related security are separated and sold as individual securities. In the case of a stripped mortgage-related security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage-related securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-related securities market as a whole. Non-government mortgage-related securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-related securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-related security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument (extension risk). The prices of stripped mortgage-related securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-related securities.

Asset-Backed Securities (LVIP SSgA Bond Index Fund only). Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans.

In addition, these securities may be subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying obligations, may shorten the effective maturities of these securities and may lower their total returns. Additionally, asset-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.

SEC Name Rule Requirement (LVIP SSgA Bond Index Fund; LVIP SSgA International Index Fund; LVIP SSgA Large Cap 100 Fund; and LVIP SSgA Small-Mid Cap 200 Fund
only).

LVIP SSgA Bond Index Fund. The fund's policy of normally investing at least 80% of its assets in bond securities that are held in the Lehman Brothers Aggregate Bond Index is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

LVIP SSgA International Index Fund. The fund's policy of normally investing at least 80% of its assets in stocks held by the benchmark index, currently the MSCI EAFE(R) Index is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

LVIP SSgA Large Cap 100 Fund. The fund's policy of normally investing at least 80% of its assets in stocks of large U.S. companies by market capitalization is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

LVIP SSgA Small-Mid Cap 200 Fund. The fund's policy of normally investing at least 80% of its assets in stocks of small and mid cap companies is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.


More About the Lehman Brothers Aggregate Bond Index. Licensee acknowledges and expressly agrees that the Fund is not sponsored, endorsed, sold or promoted by Licensor, and that Licensor makes no warranty, express or implied, as to the results to be obtained by any person or entity from the use of any Index, any opening, intra-day or closing value therefore, or any data included therein or relating thereto, in connection with the management of any Fund based thereon or for any other purpose. Licensor's only relationship to the Licensee with respect to the Fund is the licensing of certain trademarks and trade names of Licensor and the Licensor Indexes that are determined, composed and calculated by Licensor without regard to Licensee or the Fund. Licensor has no obligation to take the needs of Licensee or the owners of the Fund into consideration in determining, composing or calculating the Licensor Indexes. Licensor is not responsible for and has not participated in any determination or calculation made with respect to issuance of the Fund. Licensor has no obligation or liability in connection with the management of the Fund.

LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES, OR ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, OR ANY DATA INCLUDED THEREIN OR RELATED THERETO. LICENSOR DOES WARRANT THAT IT WILL USE COMMERCIALLY REASONABLE EFFORTS TO CORRECT ANY KNOWN ERRORS IN THE DATA AND WILL NOTIFY LICENSEE OF ALL KNOWN ERRORS. LICENSOR FURTHER WARRANTS THAT IT OWNS OR HAS THE RIGHT TO PROVIDE THE DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES, ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, ANY DATA INCLUDED THEREIN OR RELATING THERETO, OR ANY FUND BASED THEREON, IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES, ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, ANY DATA INCLUDED THEREIN OR RELATING THERETO, OR ANY FUND BASED THEREON. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL EITHER PARTY HAVE ANY LIABILITY TO THE OTHER FOR ANY DAMAGES, CLAIMS, LOSSES (INCLUDING ANY INDIRECT OR CONSEQUENTIAL LOSSES), EXPENSES OR DELAYS, WHETHER DIRECT OR INDIRECT, FORESEEN OR UNFORESEEN, SUFFERED BY ANY PERSON ARISING OUT OF ANY CIRCUMSTANCE OR OCCURRENCE RELATING TO THE PERSON'S USE OF ANY INDEX, ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, ANY DATA INCLUDED THEREIN OR RELATING THERETO, OR ANY FUND BASED THEREON, OR ARISING OUT OF ANY ERRORS OR DELAYS IN CALCULATING OR DISSEMINATING SUCH INDEX.

MORE ABOUT THE MSCI EAFE(R) INDEX. INVESTORS LOOK TO INDEXES AS A STANDARD OF MARKET PERFORMANCE. INDEXES ARE MODEL PORTFOLIOS, THAT IS, GROUPS OF STOCKS OR BONDS SELECTED TO REPRESENT AN ENTIRE MARKET. THE MSCI EAFE(R) INDEX is a stock market index of foreign stock from 21 developed markets, but excludes those from the U.S. and Canada. The index targets coverage of 85% of the market capitalization of the equity market of all countries that are part of the index.


The LVIP SSgA International Index Fund seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities. This objective is non-fundamental and may be changed without shareholder approval. When evaluating the fund's performance, the MSCI EAFE(R) Index is used as the benchmark.

The fund is normally fully invested. The sub-adviser invests in stock index futures to maintain market exposure and manage cash flow. The fund may purchase other types of securities that are not primarily investments vehicles, for example American Depository Receipts (ADRs), Global Depositary Receipts (GDRs), European depositary Receipts (EDRs), and certain ETFs, cash equivalents, and certain derivatives. Although the fund may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments. The fund may not track the performance of the index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued.


     THIS FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY [LICENSEE]. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.

     ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARITES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE,

CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.


Portfolio Transactions and Brokerage

The adviser and the sub-adviser of each fund are responsible for decisions to buy and sell securities and other investments for each fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid.


The sub-adviser of each fund currently provides investment advice to a number of other clients. It will be the practice of each sub-adviser to allocate purchase and sale transactions among the fund and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations among the major factors the sub-adviser considers are the investment objectives of the relevant fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the fund and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by the fund or other accounts or companies for which the sub-adviser provides investment advice (including affiliates of the sub-adviser).

On occasions when the sub-adviser to a fund deems the purchase or sale of a security to be in the best interest of the fund, as well as its' other clients, the sub-adviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the fund with those to be sold or purchased for its' other clients in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the sub-adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such clients, including the fund. In some instances, the procedures may impact the price and size of the position obtainable for the fund.


In connection with effecting portfolio transactions, primary consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The sub-adviser to a fund may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.


The Board of Trustees will review regularly the reasonableness of commissions and other transaction costs incurred from time to time, and, will receive reports regarding brokerage practices. The nature of the research services provided to the adviser and each sub-adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the adviser or sub-adviser regards as a useful supplement of its own internal research capabilities.

Each sub-adviser may from time to time direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the sub-adviser; in addition, each sub-adviser may allocate trades among brokers that generally provide superior brokerage and research services. Research services furnished by brokers are for the benefit of all the clients of the sub-adviser, and not solely or necessarily for the benefit of the fund. Each sub-adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. The fund does not reduce its fee to any sub-adviser by any amount that might be attributable to the value of such services.


No brokerage commissions have been paid by the funds since the funds had not yet commenced operations as of the date of this SAI.

No Commissions to Finance Distribution

The Investment Company Act of 1940 permits a fund to use its selling brokers to execute transactions in portfolio securities only if the fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of fund shares. Accordingly, the funds maintain, among other policies, a policy that prohibits them from directing to a broker-dealer in consideration for the promotion or sale of fund shares: (a) fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the funds' portfolio transactions effected through any other broker-dealer. The funds have also established other policies and procedures designed to ensure that a fund's brokerage commissions are not used to finance the distribution of fund shares.

Commission Recapture Program

The funds have entered into a commission recapture program with Frank Russell, pursuant to which the commission rebates will be included in realized gain
(loss) on securities in the appropriate financial statements of the funds. If the adviser or sub-adviser does not believe it can obtain best execution from such broker-dealer, there is no obligation to execute portfolio transactions through such broker-dealers. The Board of Trustees, with the assistance of Frank Russell, intends to continue to review whether recapture opportunities are available and, if so, to determine in the exercise of its business judgment whether it would be advisable for a fund to participate, or continue to participate, in the commission recapture program.

Portfolio Turnover

A portfolio turnover rate is the percentage computed by dividing the lesser of a fund's purchases or sales of securities (excluding short-term securities) by the average market value of the fund's portfolio securities. The adviser intends to manage each fund's assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a fund's current income available for distribution to its shareholders. While the funds are not managed with the intent of generating short-term capital gains, each fund may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the adviser, an issuer's creditworthiness or perceived changes in a company's growth prospects or asset value make selling them advisable. Such an investment decision may result in a high portfolio turnover rate during a given period, resulting in increased transaction costs.

Trustees and Officers

The Board of Trustees oversees the management of each fund and elects the Trust's officers. The trustees have the power to amend the Trust's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders. The trustees hold their position until their successors are elected and qualify. The funds' officers are re-elected annually and are responsible for the day-to-day operations of the funds. Information pertaining to the trustees and executive officers of the funds is set forth below. Trustees that are deemed "interested persons," as defined in the 1940 Act, are included in the table titled, "Interested Trustees." Trustees who are not interested persons are referred to as independent trustees. The trustees were re-elected at the Special Meeting of Stockholders of the funds on April 5, 2007 to serve until the next annual meeting, if any, or until their successors shall have been duly elected and qualified.

The term "Fund Complex" includes the thirty-seven series or Funds of the Trust, which are offered in other prospectuses and SAIs, and Lincoln National Variable Annuity Fund A.

Interested Trustees

                                                                                                 Number of
                                                                                                  Funds in
                                                                          Principal                 Fund
                          Position(s)         Term of Office             Occupation(s)            Complex         Other Board
Name, Address              Held With          and Length of               During Past           Overseen by       Memberships
and Year of Birth           the Fund           Time Served                Five Years              Trustee      Held by Trustee
--------------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger*      Chairman,       Chairman since August    Vice President, The Lincoln        38       Lincoln Retirement
1300 S. Clinton Street   President and   1995; President and      National Life Insurance                     Services Company,
Fort Wayne, IN 46802     Trustee         Trustee since November   Company; Executive Vice                           LLC
YOB: 1952                                1994.                    President, Lincoln
                                                                  Retirement Services
                                                                  Company, LLC

* Kelly D. Clevenger, currently Chairman and President of the Trust, is an interested person of the Trust by reason of his being an officer of Lincoln Life.

Independent Trustees

                                                                                               Number of
                                                                                                Funds in
                                                                         Principal                Fund
                         Position(s)       Term of Office              Occupation(s)            Complex          Other Board
Name, Address             Held With         and Length of               During Past           Overseen by        Memberships
and Year of Birth          the Fund          Time Served                 Five Years             Trustee        Held by Trustee
---------------------------------------------------------------------------------------------------------------------------------
Michael D. Coughlin      Trustee       Trustee since 2007       Management Consultant -            37       Merrimack County
1300 S. Clinton Street                                          Owner of Coughlin                           Savings Bank; Trustee
Fort Wayne, IN  46802                                           Associates                                  of Merrimack
YOB: 1942                                                                                                   Bankcorp, MHC

Nancy L. Frisby          Trustee       Trustee since April      Retired. Formerly: Senior          38                 N/A
1300 S. Clinton Street                 1992                     Vice President and Chief
Fort Wayne, IN 46802                                            Financial Officer, Desoto
YOB: 1941                                                       Memorial Hospital

Elizabeth S. Hager       Trustee       Trustee since April      State Representative, State        37                 N/A
1300 S. Clinton Street                 2007                     of New Hampshire;
Fort Wayne, IN 46802                                            Executive Director, United
YOB: 1944                                                       Way of Merrimack County

Gary D. Lemon            Trustee       Trustee since February   Professor of Economics and         38                 N/A
1300 S. Clinton Street                 2006; formerly:          Management, DePauw
Fort Wayne, IN 46802                   Advisory Trustee since   University
YOB: 1948                              November 2004

Independent Trustees


                                                                                           Number of
                                                                                            Funds in
                                                                     Principal                Fund
                        Position(s)       Term of Office            Occupation(s)           Complex         Other Board
Name, Address            Held With        and Length of              During Past          Overseen by       Memberships
and Year of Birth         the Fund         Time Served               Five Years             Trustee       Held by Trustee
----------------------------------------------------------------------------------------------------------------------------
Thomas D. Rath            Trustee    Trustee since April     Managing Partner, Rath,           37      Associated Grocers of
1300 S. Clinton Street               2007                    Young and Pignatelli                      New England
Fort Wayne, IN 46802
YOB: 1945

Kenneth G. Stella         Trustee    Trustee since February  President Emeritus, Indiana       38      Advisory Board of
1300 S. Clinton Street               1998                    Health Association,                       Harris Bank
Fort Wayne, IN 46802                                         formerly: President,
YOB: 1943                                                    Indiana Hospital & Health
                                                             Association.

David H. Windley          Trustee    Trustee since August    Retired. Formerly:               38       Meridian Investment
1300 S. Clinton Street               2004                    Director of Blue and Co.,                 Advisors, Inc.
Fort Wayne, IN 46802                                         LLC.
YOB: 1943

Officers Who Are Not Trustees

                                                                                             Number of
                                                                                              Funds in
                                                                       Principal                Fund
                          Position(s)        Term of Office           Occupation(s)           Complex      Other Board
Name, Address              Held With         and Length of             During Past          Overseen by    Memberships
and Year of Birth          the Fund           Time Served              Five Years             Trustee    Held by Trustee
------------------------------------------------------------------------------------------------------------------------
Kevin J. Adamson        Second Vice     Second Vice President  Second Vice President,           N/A           N/A
1300 S. Clinton Street  President       since May 2006         Director of Funds
Fort Wayne, IN 46802                                           Management, The Lincoln
YOB: 1966                                                      National Life Insurance
                                                               Company; formerly:
                                                               Director of Financial
                                                               Operations, Swiss
                                                               Re/Lincoln Re.

William P. Flory, Jr.   Second Vice     Second Vice President  Second Vice President and        N/A           N/A
1300 S. Clinton Street  President and   since August 2007 and  Director of Separate
Fort Wayne, IN 46802    Chief           Chief Accounting       Account Operations and
YOB: 1961               Accounting      Officer since May      Mutual Fund
                        Officer         2006                   Administration, The
                                                               Lincoln National Life
                                                               Insurance Company;
                                                               formerly, Second Vice
                                                               President and Director of
                                                               Corporate Procurement and
                                                               Assistant Vice President of
                                                               Separate Account
                                                               Operations and Mutual
                                                               Fund Administration, The
                                                               Lincoln National Life
                                                               Insurance Company

Cynthia A. Rose         Secretary       Secretary since        Secretary; Formerly:             N/A           N/A
1300 S. Clinton Street                  February 1995          Secretary and Assistant
Fort Wayne, IN 46802                                           Vice President, The Lincoln
YOB: 1954                                                      National Life
                                                               Insurance Company

Michael O. Schulitz     Second Vice     Second Vice President  Second Vice President,           N/A           N/A
Metro Center            President       since August 2007      Product Marketing, The
350 Church Street                                              Lincoln National Life
Hartford, CT 06103                                             Insurance Company.
YOB: 1968

Officers Who Are Not Trustees

                                                                                              Number of
                                                                                               Funds in
                                                                        Principal                Fund
                          Position(s)        Term of Office            Occupation(s)           Complex      Other Board
Name, Address              Held With         and Length of              During Past          Overseen by    Memberships
and Year of Birth          the Fund           Time Served               Five Years             Trustee    Held by Trustee
----------------------------------------------------------------------------------------------------------------------------
Rise C. M. Taylor       Vice President  Vice President since    Vice President and                N/A            N/A
1300 S. Clinton Street  and Treasurer   August 2003 and         Treasurer, The Lincoln
Fort Wayne, IN 46802                    Treasurer since May     National Life Insurance
YOB: 1967                               2006                    Company; Vice President
                                                                and Treasurer, Lincoln Life
                                                                & Annuity Company
                                                                of New York.

David A. Weiss          Assistant Vice  Assistant Vice          Assistant Vice President,         N/A            N/A
One Granite Place       President       President since August  Funds Management
Concord, NH 03301                       2007                    Research, The Lincoln
YOB: 1976                                                       National Life Insurance
                                                                Company; Formerly:
                                                                Director, Funds
                                                                Management Research;
                                                                Mutual Fund/Securities
                                                                Analyst; Senior Mutual
                                                                Fund Analyst, Jefferson
                                                                Pilot Corp.

John (Jack) A. Weston   Chief           Chief Compliance        Vice President for Fund and       N/A            N/A
One Granite Place       Compliance      Officer since May 2007  Advisor Compliance, The
Concord, NH 03301       Officer                                 Lincoln National Life
YOB: 1959                                                       Insurance Company;
                                                                Treasurer, Jefferson Pilot
                                                                Variable Fund, Inc.

Board Committees

The Board of Trustees has established an Audit Committee, which is responsible for overseeing the fund's financial reporting process on behalf of the Board of Trustees and for reporting the result of their activities to the board. The Audit Committee will assist and act as a liaison with the Board of Trustees in fulfilling the board's responsibility to shareholders of the funds and others relating to oversight of fund accounting, the fund's systems of control, the fund's process for monitoring compliance with laws and regulations, and the quality and integrity of the financial statements, financial reports, and audit of the fund. The members of the Audit Committee include independent trustees:
Nancy L. Frisby, Elizabeth S. Hager, and David H. Windley. The Audit Committee met five times during the last fiscal year.

Effective January 1, 2008, the Board of Trustees established an Investment Committee, which is responsible for overseeing underperforming or troubled funds and for performing certain contract renewal tasks as requested by the board. The members of the Investment Committee are: Michael D. Coughlin, Gary D. Lemon and Thomas D. Rath.

The Board of Trustees has also established a Nominating and Governance Committee. The current members of the committee are: Nancy L. Frisby, Elizabeth
S. Hager, Kenneth G. Stella, and David H. Windley. The Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board of Trustees. The Nominating and Governance Committee met two times during the last fiscal year. The Nominating and Governance Committee will accept shareholder trustee nominations. Any such nominations should be sent to the Trust's Nominating and Governance Committee, c/o The Lincoln National Life Insurance Company.

Ownership of Securities

As of the date of this SAI, there were no shares of the funds outstanding. As of December 31, 2007, the dollar range of equity securities owned beneficially by each trustee in the funds and in any registered investment companies overseen by the trustees within the same family of investment companies as the funds is as follows:

Interested Trustees

                                                                         Aggregate Dollar Range of Equity
                                                                      Securities in All Registered Investment
                                                                         Companies Overseen by Trustee in
Name of Trustee      Dollar Range of Equity Securities in the Funds       Family of Investment Companies
-------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger                        None                                   $10,001 - $50,000

Independent Trustees

                                                                         Aggregate Dollar Range of Equity
                                                                      Securities in All Registered Investment
                                                                         Companies Overseen by Trustee in
Name of Trustee      Dollar Range of Equity Securities in the Funds       Family of Investment Companies
-------------------------------------------------------------------------------------------------------------
Nancy L. Frisby                           None                                      Over $100,000
Elizabeth S. Hager                        None                                    $10,001 - $50,000
Gary D. Lemon                             None                                    $10,001 - $50,000
Kenneth G. Stella                         None                                      Over $100,000
David H. Windley                          None                                   $50,001 - $100,000

The following table sets forth the compensation paid to the independent trustees by the Trust as well as the compensation paid to the independent trustees by the Fund Complex for the fiscal year ended December 31, 2007:

                                 Compensation Table
                               Aggregate Compensation   Total Compensation From the
  Name of Person, Position         From the Trust          Trust And Fund Complex
----------------------------   ----------------------   ---------------------------
Michael D. Coughlin, Trustee           $33,698                   $33,767
Nancy L. Frisby, Trustee                40,716                    44,500
Elizabeth S. Hager, Trustee             31,898                    31,967
Gary Lemon, Trustee                     34,760                    38,500
Thomas D. Rath, Trustee                 31,898                    31,967
Kenneth G. Stella, Trustee              41,208                    45,000
David H. Windley, Trustee               34,760                    38,500

Investment Adviser and Sub-Advisers

Investment Adviser: Lincoln Investment Advisors Corporation ("LIA") is the investment adviser to the funds. LIA is a registered investment adviser and is wholly-owned by Lincoln National Corporation (LNC). LIA's address is 1300 South Clinton Street, Fort Wayne, IN 46802. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The advisory fee rates paid by both the Standard Class and the Service Class of each fund to LIA are set forth in the following table:

                                                   Annual Fee Rate Based on Average
Fund                                                     Daily Net Asset Value
------------------------------------------   --------------------------------------------
LVIP SSgA Bond Index Fund                    0.40% of the fund's average daily net assets
LVIP SSgA International Index Fund           0.40% of the fund's average daily net assets
LVIP SSgA Large Cap 100 Fund                 0.52% of the fund's average daily net assets
LVIP SSgA Small-Mid Cap 200 Fund             0.69% of the fund's average daily net assets
LVIP SSgA Developed International 150 Fund   0.75% of the fund's average daily net assets
LVIP SSgA Emerging Markets 100 Fund          1.09% of the fund's average daily net assets

No advisory fees have been paid by the funds since the funds had not yet commenced operations as of the date of this SAI.


Pursuant to an Investment Management Agreement dated April 30, 2008 (the Management Agreement), the adviser manages each fund's portfolio investments and reports to the board of trustees. With limited exception, each fund conducts its other business and affairs and bears the expenses and salaries necessary and incidental thereto. These expenses include, without limitation, expenses related to: the maintenance of the fund's books, records and procedures, including corporate secretary services; general accounting oversight; preparation of tax returns and reports; and, legal services provided by the adviser or an affiliate of the adviser.

To help limit expenses, LIA has contractually agreed to waive a portion of its advisory fee for each Fund. The waiver agreement will continue at least through April 30, 2009, and will renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

With respect to the LVIP SSgA Bond Index Fund, LIA has contractually agreed to waive the following portion of its advisory fee: 0.08% on the first $500,000,000 of average daily net assets of the Funds; 0.13% of the excess over $500,000,000 of average daily net assets of the Fund.

With respect to the LVIP SSgA International Index Fund, LIA has contractually agreed to waive the following portion of its advisory fee: 0.07% on the first $500,000,000 of average daily net assets of the Funds; 0.10% of the excess over $500,000,000 of average daily net assets of the Fund.

With respect to the LVIP SSgA Large Cap 100 Fund, LIA has contractually agreed to waive the following portion of its advisory fee: 0.12% on the first $100,000,000 of average daily net assets of the Funds; 0.22% of the excess over $100,000,000 of average daily net assets of the Fund.

With respect to the LVIP SSgA Small-Mid Cap 200 Fund, LIA has contractually agreed to waive the following portion of its advisory fee: 0.29% on the first $100,000,000 of average daily net assets of the Funds; 0.39% of the excess over $100,000,000 of average daily net assets of the Fund.

With respect to the LVIP SSgA Developed International 150 Fund, LIA has contractually agreed to waive the following portion of its advisory fee: 0.35% on the first $100,000,000 of average daily net assets of the Funds; 0.43% of the excess over $100,000,000 of average daily net assets of the Fund.

With respect to the LVIP SSgA Emerging Markets 100 Fund, LIA has contractually agreed to waive the following portion of its advisory fee: 0.69% on the first $100,000,000 of average daily net assets of the Funds; 0.76% of the excess over $100,000,000 of average daily net assets of the Fund.

There can be no assurance that the above fee waivers will continue beyond the date indicated.


Sub-Advisers. As adviser, LIA, is primarily responsible for investment decisions affecting each of the funds under its management. However, LIA has entered into sub-advisory agreements with several professional investment management firms. These firms are responsible for the day-to-day investment management of the funds' portfolios.

Each sub-adviser makes investment decisions for its respective fund in accordance with that fund's investment objectives and places orders on behalf of that fund to effect those decisions. See the following table for more information about the sub-advisers and their fees:


                                                                                Annual Fee Rate Based On
Fund                                                   Sub-Adviser           Average Daily Net Asset Value
--------------------------------------------   ---------------------------   -----------------------------
LVIP SSgA Bond Index  Fund*                    SSgA Funds Management, Inc.   .06% of first 100 Million
                                               One Lincoln Street            .03% of next 400 Million
                                               Boston, MA 02111              .02% over 500 Million
LVIP SSgA International Index Fund*                                          .10% of first 50 Million
                                                                             .08% of next 50 Million
                                                                             .06% of next 400 Million
                                                                             .04% over 500 Million
LVIP SSgA Large Cap 100 Fund**                                               .18% of first 50 Million
                                                                             .10% of next 50 Million
                                                                             .05% of next 400 Million
                                                                             .02% over 500 Million
LVIP SSgA Small-Mid Cap 200 Fund**                                           .18% of first 50 Million
                                                                             .10% of next 50 Million
                                                                             .05% of next 400 Million
                                                                             .02% over 500 Million
LVIP SSgA Developed International 150 Fund**                                 .18% of first 50 Million
                                                                             .10% of next 50 Million
                                                                             .06% of next 400 Million
                                                                             .04% over 500 Million
LVIP SSgA Emerging Markets 100 Fund**                                        .18% of first 50 Million
                                                                             .10% of next 50 Million
                                                                             .06% of next 400 Million
                                                                             .05% over 500 Million

*    Each of these Funds is subject to a minimum annual fee of $100,000.

**   Each of these Funds is subject to a minimum annual fee of $50,000.

SSgA Funds Management, Inc. ("SSgA FM") is registered with the Securities and Exchange Commission as an investment adviser under the 1940 Act and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation.


Service marks. The service mark for the funds and the name Lincoln have been adopted by the funds with the permission of LNC, and their continued use is subject to the right of LNC to withdraw this permission in the event the adviser should not be the investment adviser of the funds.


In the prospectus and sales literature, the name State Street Global Advisors ("SSgA") will be used with the LVIP SSgA Bond Index Fund, the LVIP SSgA International Index Fund, the LVIP SSgA Large Cap 100 Fund, the LVIP SSgA Small-Mid Cap 200 Fund, the LVIP SSgA Developed International 150 Fund, and the LVIP SSgA Emerging Markets 100 Fund. The continued use of this name is subject to the right of sub-adviser to withdraw its permission in the event it ceases to be the sub-adviser to the particular funds it advises.


LIA has obtained a license to use the trademarks of MSCI(R) and EAFE(R) in connection with the LVIP SSgA International Index Fund.

Fund Expenses. Expenses specifically assumed by each fund under its advisory agreement include, among others, compensation and expenses of the members of the fund's board of trustees who are not interested persons of the fund; custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.

Proxy Voting Policies and Procedures. The board of trustees has delegated to each fund's sub-adviser responsibility for voting any proxies relating to portfolio securities held by the fund in accordance with the sub-adviser's proxy voting policies and procedures. Summaries of the proxy voting policies and procedures to be followed by the sub-advisers on behalf of the funds, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B.


Information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, when available, can be obtained (1) without charge, upon request, by call 1-800-4LINCOLN (454-6265); and (2) on the SEC's website at http:// www.sec.gov.

Portfolio Managers

The following provides information regarding each portfolio managers' other accounts managed, material conflicts of interests, compensation, and any ownership of securities in a fund. Each portfolio manager or team member is referred to in this section as a "portfolio manager." The portfolio managers are shown together in this section only for ease in presenting the information and should not be viewed for purposes of comparing the portfolio managers or the sub-advisory firms against one another. Each sub-advisory firm is a separate entity that may employ different compensation structures, may have different management requirements, and each portfolio manager may be affected by different conflicts of interest.

Other Accounts Managed

The following table provides information about other accounts for which each portfolio manager was primarily responsible as of December 31, 2007:


                                              Registered Investment       Other Pooled Investment
                                                    Companies                    Vehicles                  Other Accounts
                                           --------------------------   --------------------------   --------------------------
                                            Number                       Number                       Number
                                              of      Total Assets in      of      Total Assets in      of      Total Assets in
    Sub-Adviser and Portfolio Managers     Accounts     the Accounts    Accounts     the Accounts    Accounts     the Accounts
----------------------------------------   --------   ---------------   --------   ---------------   --------   ---------------
SSgA Funds Management, Inc.,                  65           38,000          282         369,300          229       236,100
Global Structured Products Group (Lynn
Blake, John Tucker) (All other funds)

SSgA Funds Management, Inc.,                   7           $0.64B           69         $49.37B           82       $97.99B
Passive Fixed Income Team (Mike Brunell,
John Kirby) (LVIP SSgA Bond Index Fund)

Other Accounts Managed with Performance-Based Advisory Fees

The following table provides information for other accounts managed by each portfolio manager, with respect to which the advisory fee is based on account performance. Information is shown as of December 31, 2006:


                                                          Number of Accounts
          Sub-Adviser and Portfolio Managers             with Incentive Fees   Total Assets
------------------------------------------------------   -------------------   ------------
SSgA Funds Management, Inc.,                                      0                  0
(Global Structured Products Group)
(Lynn Blake, John Tucker) (All other funds)

SSgA Funds Management, Inc.,                                      0                  0
(Passive Fixed Income Team)
(Mike Brunell, John Kirby) (LVIP SSgA Bond Index Fund)



Material Conflicts of Interest

SSgA Funds Management, Inc. A Portfolio Manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Potential conflicts may arise out of (a) the Portfolio Manager's execution of different investment strategies for various accounts or
(b) the allocation of investment opportunities among the Portfolio Manager's accounts with the same strategy.

A potential conflict of interest may arise as a result of the Portfolio Manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the Portfolio Manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The Portfolio Manager may also manage accounts whose objectives and policies differ from that of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the Portfolio Manager may have adverse consequences for another account managed by the Portfolio Manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees - the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Special circumstances refers to specific guidelines and prohibitions applicable to one account, but not others. Additionally, SSgA FM and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

The potential conflicts described are applicable to SSgA/SSgA FM as the Portfolio Managers manage several accounts with similar guidelines and differing fee schedules.


Compensation Structures and Methods

Information regarding each portfolio manager's compensation is attached hereto as Appendix C.

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Beneficial Interest of Portfolio Managers


Information regarding securities of each LVIP fund beneficially owned, if any, by portfolio managers is disclosed below. In order to own securities of a fund, a portfolio manager would need to own a Lincoln Life variable life insurance policy or variable annuity contract. Portfolio managers are not required to own securities of a fund. In addition, although the level of a portfolio manager's securities ownership may be an indicator of his or her confidence in the portfolio's investment strategy, it does not necessarily follow that a portfolio manager who owns few or no securities has any less confidence or is any less concerned about the applicable portfolio's performance.

Since the funds had not yet commenced operations as of December 31, 2007, no portfolio manager of any fund beneficially owned securities of any fund.

Principal Underwriter

Lincoln Financial Distributors, Inc. ("LFD"), 130 North Radnor-Chester Road, Radnor, Pennsylvania 19087, serves as the principal underwriter for the Trust pursuant to a Principal Underwriting Agreement with the Trust dated June 1, 2007. Under the agreement, Trust has appointed LFD as the principal underwriter and distributor of the Trust to sell shares of each class of each fund series of the Trust at net asset value in a continuous offering to insurance company separate accounts or employer-sponsored products. LFD will not retain underwriting commissions from the sale of fund shares. From June 1, 2007 through December 31, 2007, LFD received $5,592,085 in compensation from the Trust.

Administration Agreement

The Lincoln Variable Insurance Products Trust ("Trust") has entered into an Administration Agreement (the Administration Agreement) with The Lincoln National Life Insurance Company (Lincoln Life), pursuant to which Lincoln Life provides various administrative services necessary for the operation of the LVIPT Funds. These services include, among others: coordination of all service providers; providing personnel and office space; maintenance of each fund's books and records; general accounting monitoring and oversight; preparation of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating the filing of all materials with the SEC and other federal and state regulatory authorities. As reimbursement for the cost of providing these administrative services for the year ended December 31, 2007, the Trust paid Lincoln Life $553,000. In addition, pursuant to the Administration Agreement, the Trust will reimburse the cost of legal and corporate secretary services provided to the Trust. For the year ended December 31, 2007, the Trust reimbursed Lincoln Life $266,557 for legal and corporate secretary services.

Accounting Agreement

The funds have entered into a fund accounting and financial administration services agreement (the Accounting Agreement) with Mellon Bank, N.A (Mellon), effective October 1, 2007, pursuant to which Mellon provides certain accounting services for the funds. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values of each fund's shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, the funds pay Mellon an asset based fee, subject to certain fee minimums, plus certain out-of-pocket expenses. The asset based fee rate under the Accounting Agreement for 2007 was an annual rate of .035%.

In addition, the Trust has entered into a Fund Accounting and Financial Administration Oversight Agreement (Oversight Agreement), effective October 1, 2007, with The Lincoln National Life Insurance Company (Lincoln Life) and Delaware Service Company, Inc. (DSC). Under the Oversight Agreement, DSC has agreed to perform fund accounting, financial administration and related services for the Trust to supplement the services provided by Mellon under the Accounting Agreement. DSC has also agreed to establish and monitor certain service level requirements with respect to Mellon's performance of its duties pursuant to the Accounting Agreement. For these services, the funds pay DSC an asset-based fee at an annual rate of .0025%, plus certain out-of-pocket expenses.


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


Code of Ethics


The Trust, LIA and the sub-adviser have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Board of Trustees has reviewed and approved these Codes of Ethics. Subject to certain limitations and procedures, these codes permit personnel that they cover, including employees of LIA and the sub-advisers who regularly have access to information about securities purchase for the funds, to invest in securities for their own accounts. This could include securities that may be purchased by funds. The codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud upon the fund. The Trust's Code of Ethics requires reporting to the board of trustees on compliance violations.


Description of Shares

The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The Trust's Certificate of Trust is on file with the Secretary of State of Delaware. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust consists of thirty-seven funds organized as separate series of shares. The Declaration of Trust authorizes the Board of Trustees to divide or re-divide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.

Each fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee. The Trust's 12b-1 plan allows each fund to pay distribution fees of up to 0.35% per year to those organizations that sell and distribute Service Class shares and provide services to Service Class shareholders and contract owners. The 12b-1 plan for the Service Class is discussed in the "Rule 12b-1 Plan" section of this SAI.

Each fund's shares (all classes) have no subscriptive or preemptive rights and only such conversion or exchange rights as the board of trustees may grant in its discretion. When issued for payment as described in the prospectus and this SAI, the shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shareholders of each fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution, subject to any differential class expenses.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund.


Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of that fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to individual funds.


Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office. Shareholders may remove a trustee by the affirmative vote of two-thirds of the Trust's outstanding voting shares. In addition, the board of trustees will call a meeting of shareholders for the purpose of electing trustees if, at any time, less than a majority of the trustees then holding office have been elected by shareholders.

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


Control Persons and Principal Holders of Securities

Each fund sells its shares of beneficial interest directly or indirectly to certain life insurance companies (Insurance Companies) for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies (collectively, Variable Contract). These Insurance Companies include, without limitation, (1) The Lincoln National Life Insurance Company (Lincoln Life), an Indiana insurance company, at 1300 South Clinton Street, Fort Wayne, IN 46802, and (2) Lincoln Life & Annuity Company of New York (Lincoln New York), a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802.

The Insurance Companies as record owners are entitled to be present and vote fund shares at any shareholder meeting. However, the Insurance Companies are required to vote the fund shares at shareholder meetings according to the instructions received from the contract owners of the Variable Contracts. Fund shares held in an Insurance Company separate account for which no timely instructions are received will be voted by the Insurance Company in the same proportion as the voting instructions which are received from all other contract owners participating in that separate account. The effect of this proportional voting is that a small number of contract owners may determine the outcome of any vote.


The funds may sell their shares directly to the Lincoln Profile Funds (each, a fund of funds), series of the Trust the shares of which are owned by Lincoln Life and Lincoln New York. As of the date of this SAI, the funds had no shares outstanding. The Lincoln Profile Funds will vote shares of funds that they hold in the same proportion as the vote of all other holders of shares of the fund, as is described by Section 12(d)(1)(E)(iii)(aa) of the 1940 Act.


Rule 12b-1 Plan

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (the Plan) for the Service Class of shares of each fund. As previously noted, the Trust offers shares of beneficial interest to Insurance Companies for allocation to certain of their Variable Contracts. The Trust may pay the Insurance Companies or others, out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or Variable Contracts offering Service Class shares. The Trust would pay each third-party for these services pursuant to a written agreement with that third-party.

Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of contract owners or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay Insurance Companies, dealers or others for, among other things: service fees as defined under NASD rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract may require; or maintaining customer accounts and records.


For the noted services, the Plan authorizes each fund to pay to Insurance Companies or others, out of the assets of the Service Class, a monthly fee (the Plan Fee) not to exceed 0.35% per annum of the average daily net asset value of the Service Class shares of such fund, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee is currently 0.25% for the funds. The Plan Fee may be adjusted by the Trust's board of trustees from time to time. The Plan may not limit Plan Fees to amounts actually expended by third-parties for services rendered and/or expenses borne. A third-party, therefore, may realize a profit from Plan Fees in any particular year.


No "interested person" or independent trustee of a fund had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.

The trustees of the Trust, including a majority of the independent trustees, have determined that, in the exercise of reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit each fund and contract owners of the Service Class of each fund. Each year, the Trustees must make this determination for the Plan to be continued.

No amounts have been paid under the Plan with respect to the funds as the funds had not yet commenced operations as of the date of this SAI.

Revenue Sharing


LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD"), and/or the funds' sub-advisers may pay compensation at their own expense, including the profits from the advisory fees LIA receives from the funds or the sub-advisory fees the sub-advisers receive from LIA, to affiliated or unaffiliated brokers, dealers or other financial intermediaries ("financial intermediaries") in connection with the sale or retention of fund shares or the sales of insurance products that contain the funds and/or shareholder servicing ("distribution assistance"). For example, LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of fund shares and the products that include the fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the funds. The additional payments may be based on factors, including level of sales, the funds' advisory fees, some other agreed upon amount, or other measures as determined from time to time.


A significant purpose of these payments is to increase sales of the funds' shares and the products that contain the funds. LIA and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.

Valuation of Portfolio Securities

A fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. In addition to the disclosure in the funds' prospectus under the "Net Asset Value" section, the value of a fund's investments is determined as follows.

Short-term Investments. For funds that own short-term investments which mature in less than 60 days, these instruments are valued at amortized cost. Such securities acquired with a remaining maturity of 61 days or more are valued at their fair value until the sixty-first day prior to maturity; thereafter, their cost for valuation purposes is deemed to be their fair value on such sixty-first day.

Options Trading. For those funds engaging in options trading, fund investments underlying call options will be valued as described previously. Options are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on the NYSE. The fund's net asset value will be increased or decreased by the difference between the premiums received on writing options and the cost of liquidating those positions measured by the closing price of those options on the exchange where traded.

Futures Contracts and Options. For those funds buying and selling futures contracts and related options thereon, the futures contracts and options are valued at their daily settlement price.

Foreign Securities. For funds investing in foreign securities, the value of a foreign portfolio security held by a fund is determined based upon its closing price or upon the mean of the closing bid and asked prices on the foreign exchange or market on which it is traded and in the currency of that market, as of the close of the appropriate exchange. As of the close of business on the NYSE, that fund's portfolio securities which are quoted in foreign currencies are converted into their U.S. dollar equivalents at the prevailing market rates, as computed by the custodian of the fund's assets.

However, trading on foreign exchanges may take place on dates or at times of day when the NYSE is not open; conversely, overseas trading may not take place on dates or at times of day when the NYSE is open. Any of these circumstances could affect the net asset value of fund shares on days when the investor has no access to the fund.

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Portfolio Holdings Disclosure

The Trust's board of trustees has adopted policies and procedures designed to ensure that disclosure of information regarding a fund's portfolio securities is in the best interests of fund shareholders. In accordance with these policies and procedures, a Trust vice president or the vice president's designees will make shareholders reports or other regulatory filings containing a fund's portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the fund's shares, and affiliated persons of the fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.


A Trust vice president or the vice president's designees may provide a fund's top-ten holdings immediately after each quarter-end to Lincoln Life and other insurance companies who include the funds in their products ("Insurance Companies"). All Insurance Companies that receive nonpublic portfolio holdings information must sign a confidentiality agreement agreeing to keep the nonpublic portfolio information strictly confidential and not to engage in securities transactions on the basis of the information. The Insurance Companies may include this information in marketing and other public materials (including via website posting) 15 days after the end of the quarter.

A Trust vice president or the vice president's designees may provide other portfolio holdings information 30 days following the end of each quarter to the Insurance Companies. All Insurance Companies that receive nonpublic portfolio holdings information must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in securities transactions on the basis of the information. The Insurance Companies will distribute shareholder reports (annual and semi-annual) containing the portfolio holdings of the funds to contract owners in accordance with applicable laws and regulations. The Insurance Companies may make the portfolio information publicly available (including via website posting) 45 days after the end of the quarter.

A Trust vice president or the vice president's designees may also provide holdings information 30 days following the end of the quarterly reporting period under a confidentiality agreement to third-party service providers, including but not limited to independent rating and ranking organizations, which conduct market analyses of the fund's portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in securities transactions on the basis of the information. These parties may disseminate the portfolio holdings information 60 days following the end of the quarter, which is after the SEC filings are made. These third parties presently are Anerich Massina & Associates and Ibbotson Associates.

The Trust's sub-advisers have ongoing arrangement with the following third parties to make available information about a fund's portfolio holdings: (1) ratings organizations, such as Moodys, S&P, Morningstar and Lipper, provided generally on a monthly basis for the purpose of reviewing the particular fund;
(2) portfolio analysis companies, such as Factset Research Systems, Line Datta, GlassLewis, Investment Technology Group, Inc., BondEdge, Investools, Plexus, Saloman Analytics, Inc. and Wilshire Analytics Axiom, ITG Alpha Capture, MSCI BARRA, Inc., Bloomberg, L.P., Investor Tools Perform, J.P. Morgan Securities, Inc. and Plexus, BARRA TotalRisk Systems provided generally on a daily or monthly basis for the purpose of compiling reports and preparing comparative analysis data and trade execution evaluation; (3) proxy voting or class action services, such as ADP, Broadripple Financial Solutions, Inc., Risk Metrics or Brown Brothers Harriman & Co., provided generally on a daily or bi-monthly basis for the purpose of voting proxies relating to portfolio holdings or providing corporate actions services and trade confirmation; (4) computer systems, products, services and software vendors, such as Advent Software, Inc., Eagle Investment Systems Corp., The MacGregor Group, OMGEO LLC, CDS/Computer, Checkfree, Cogent Consulting, GFP Acquisition Company, Inc., D.B.A.GCom2 Solutions, Siemens Business Services, Inc. and GainsKeeper, Inc. provided generally on a daily basis for the purpose of providing computer products, services, software and accounting systems to the sub-advisers; and (5) operational services, such as State Street Bank and Trust Company, State Street Investment Manager Solutions, Mark-it Group and Stand & Poor's Securities Evaluations Services provided generally on a daily basis for the purpose of providing operational functions including fund pricing and OTC derivative swap products to the sub-advisers. Each of the above unaffiliated third parties must agree to keep the fund's holdings information confidential and not to engage in securities transactions on the basis of the information. The sub-advisers do not receive compensation in connection with these arrangements.


A Trust vice president or the vice president's designees may provide, at any time, portfolio holdings information to: (a) fund service providers and affiliates, such as the funds' investment adviser, sub-advisers, custodian and independent registered public accounting firm, to the extent necessary to perform services for the funds; and (b) state and federal regulators and government agencies as required by law or judicial process. These entities are subject to duties of confidentiality imposed by law, contract or fiduciary obligations.

The funds will disclose their portfolio holdings in public SEC filings. The Trust's board of trustees also may, on a case-by-case basis, authorize disclosure of the funds' portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.

Neither the funds, their investment adviser nor any affiliate receive any compensation or consideration in connection with the disclosure of the funds' portfolio holdings information.

Fund management is responsible for ensuring appropriate disclosure is made regarding these procedures in the funds' prospectus and/or SAI.

The Trust's board of trustees exercises oversight of these policies and procedures. In this regard, fund management will inform the trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of fund shareholders. The officers will consider any possible conflicts between the interest of fund shareholders, on the one hand, and those of the funds' investment adviser and other fund affiliates, on the other. Moreover, the funds' chief compliance officer will address the operation of the funds' procedures in the annual compliance report to the board and will recommend any remedial changes to the procedures.

Purchase and Redemption Information


Shares of a fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed by such investors only through variable annuity contracts or variable life contracts offered by Lincoln Life, LNY and other insurance companies. Shares of the funds may also be purchased by the LVIP Wilshire Risk-based Profile Funds and Target Maturity Funds, which invest their assets in other mutual funds. The offering price of each fund's shares is equal to its net asset value per share.


If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

Custodian and Transfer Agent

All securities, cash and other similar assets of the funds are currently held in custody by Mellon Bank, N.A., One Mellon Center, Pittsburgh, Pennsylvania 15258.

The custodian shall: receive and disburse money; receive and hold securities; transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the funds proxies, proxy statements, etc.

Lincoln Life performs the dividend and transfer agent functions for each fund.

Independent Registered Public Accounting Firm

The board of trustees has engaged Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, PA 19103, to serve as the Independent Registered Public Accounting Firm for the funds. In addition to the audits of the financial statements of the funds, other services provided include review of shareholder reports and registration statements with the SEC; consultation on financial accounting and reporting matters; and meetings with the Audit Committee.

Financial Statements

Because the funds are new and have no operating history, no financial statements are yet available.

Taxes

Each fund intends to qualify and has elected to be taxed as a regulated investment company under certain provisions of the Internal Revenue Code of 1986 (the Code). If a fund qualifies as a regulated investment company and complies with the provisions of the Code relieving regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gain) from federal income tax, it will be relieved from such tax on the part of its net ordinary income and net realized capital gain which it distributes to its shareholders. To qualify for treatment as a regulated investment company, each fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are not directly related to the fund's principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its investing in such stocks, securities, or currencies.

Each fund also intends to comply with diversification regulations under Section 817(h) of the Code, that apply to mutual funds underlying variable contracts. Generally, a fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

Failure by a fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable Contracts that include the fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (IRS) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a fund to qualify as a regulated investment company would also subject a fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.


Since individual contract owners are generally not treated as shareholders of the funds, no discussion is included regarding the federal income tax consequences at the shareholder level.


The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Service (IRS). These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the fund. State and local taxes vary.

APPENDIX A

Bond and Commercial Paper Ratings

Certain of the funds' investment policies and restrictions include references to bond and commercial paper ratings. The following is a discussion of the rating categories of Moody's Investors Service, Inc. and Standard & Poor's Corp.

Moody's Investors Service, Inc.

Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor's Corp.

AAA--This is the highest rating assigned by Standard & Poor's Corp. to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in the A category and higher.

BB-B-CCC-CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc.

Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime 1--Highest Quality;

Prime 2--Higher Quality;

Prime 3--High Quality.

(The funds will not invest in commercial paper rated Prime 3).

Standard & Poor's Corp.

A Standard & Poor's Corp. commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The fund will invest in commercial paper rated in the A Categories, as follows:

A--Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety. (The funds will not invest in commercial paper rated A-3).

A--1 This designation indicates that the degree of safety regarding timely payment is very strong.

A--2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not overwhelming as for issues designated A-1.

APPENDIX B

SSgA Funds Management, Inc.

SSgA Funds Management, Inc. ("FM") seeks to vote proxies for which it has discretionary authority in the best interests of its clients. This entails voting proxies in a way which FM believes will maximize the monetary value of each portfolio's holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security. FM takes the view that voting in a manner consistent with maximizing the value of our clients' holdings will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the State Street Global Advisors ("SSgA") Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to the FM Proxy Review Committee, a subcommittee of the SSgA Investment Committee. FM retains the final authority and responsibility for voting.

In order to facilitate our proxy voting process, FM retains Institutional Shareholder Services ("ISS"), a firm with expertise in the proxy voting and corporate governance fields. ISS assists in the proxy voting process, including acting as our voting agent (i.e. actually processing the proxies), advising us as to current and emerging governance issues that we may wish to address, interpreting this policy and applying it to individual proxy items, and providing analytical information concerning specific issuers and proxy items as well as governance trends and developments. The Manager of Corporate Governance works with ISS to establish and update detailed procedures to implement this policy.

From time to time, proxy votes will be solicited which fall into one of the following categories:

     (i) proxies which involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); or

     (ii) proxies which are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.

These proxies are identified through a number of methods, including but not limited to notification from ISS, concerns of clients, review by internal proxy specialists, and questions from consultants. The role of third parties in identifying special circumstances does not mean that we will depart from our guidelines; these third parties are all treated as information sources. If they raise issues that we determine to be prudent before voting a particular proxy or departing from our prior guidance to ISS, we will weigh the issue along with other relevant factors before making an informed decision. In all cases, we vote proxies as to which we have voting discretion in a manner that we determine to be in the best interest of our clients. As stated above, if the proposal has a quantifiable effect on shareholder value, we seek to maximize the value of a portfolio's holdings. With respect to matters that are not so quantifiable, we exercise greater judgment but still seek to maximize long-term value by promoting sound governance policies. The goal of the Proxy Voting Committee is to make the most informed decision possible.

In instances of special circumstances or issues not directly addressed by our policies or guidance to ISS, the FM Manager of Corporate Governance will refer the item to the Chairman of the Investment Committee for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of FM or its affiliates (as explained in greater detail below under "Potential Conflicts"). If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under "Potential Conflicts" is followed. If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision in our clients' best interest. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy item to the Proxy Review Committee and/or to the entire Investment Committee for a final decision on voting the proxy. The Investment Committee will use the same rationale for determining the appropriate vote.

Potential Conflicts

As discussed above under Process, from time to time, FM will review a proxy which may present a potential conflict of interest. As a fiduciary to its clients, FM takes these potential conflicts very seriously While FM's only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients' best interests and are not affected by FM's potential conflict, there are a number of courses FM may take. Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a sufficiently serious concern to warrant an alternative process: customers of FM or its affiliates which are among the top 100 clients of FM and its affiliates based upon revenue; and the 10 largest broker-dealers used by SSgA, based upon revenue (a "Material Relationship").

When the matter falls clearly within the polices set forth above or the guidance previously provided by FM to ISS and the proxy is to be voted in accordance with that guidance, we do not believe that such decision represents a conflict of interest and no special procedures are warranted.

In circumstances where either (i) the matter does not fall clearly within the policies set forth above or the guidance previously provided to ISS, or (ii) FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Manager of Corporate Governance will compare the name of the issuer against a list of the top 100 revenue generating clients of State Street Corporation and its affiliates and a list of the top 10 broker-dealer relationships to determine if a Material Relationship exists. (These lists are updated quarterly.) If the issuer's name appears on either list and the pre-determined policy is not being followed, FM will employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote. However, in certain circumstances the Proxy Review Committee may determine that the use of a third party fiduciary is not necessary or appropriate, either because the matter involved does not involve a material issue or because the issue in question affects the underlying value of the portfolio position and it is appropriate for FM, notwithstanding the potential conflict of interest, to vote the security in a manner that it determines will maximize the value to its client. In such situations, the Proxy Committee, or if a broader discussion is warranted, the SSgA Investment Committee, shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM's clients, shall be formalized in writing as a part of the minutes to the Investment Committee.

State of Incorporation

Generally, SSgA FM votes against management on reincorporation in a state which has more stringent anti-takeover and related provisions; general updating of or corrective amendments to charter; and change in corporation name.

Mergers and Restructurings

SSgA FM generally votes:

     . Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

     . Against offers when we believe that reasonable prospects exist for an enhanced bid or other bidders

     . Against offers where, at the time of voting, the current market price of the security exceeds the bid price

     . For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

     .    For offers made at a premium where no other higher bidder exists

Anti-takeover Provisions

Generally, SSgA FM votes in support of management on elimination of "poison pill" rights; reductions in supermajority vote requirements; and adoption of anti-"greenmail" provisions.

Generally, SSgA FM votes against management on anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers; amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions and shareholder rights plans that allow the board of directors to block appropriate offers to shareholders or which trigger provisions preventing legitimate offers from proceeding.

Election of Directors

Generally, SSgA FM votes in support management on election of directors who (i) we determine to be adequately independent of management and (ii) do not simultaneously serve on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer). Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, or whether the nominee receives non-board related compensation from the issuer

Generally, SSgA FM votes against management on proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.

Generally, SSgA FM votes against management on the election of directors who have failed to act on a shareholder proposal that has been approved by a majority of outstanding shares

Generally, SSgA FM votes against management on the election of directors at companies where prior non-cash compensation was improperly "backdated" or "springloaded" where one of the following scenarios exists:

          . (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was not independent at the time, and (iii) the director seeking reelection served on the Compensation Committee at the time; or

          . (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was independent at the time, and (iii) sufficient controls have not been implemented to avoid similar improper payments going forward; or

          . (i) the Compensation Committee had knowledge of such backdating at the time, and (ii) the director seeking reelection served on the Compensation Committee at the time; or

          . (i) the Compensation Committee did not have knowledge of such backdating at the time, and (ii) sufficient controls have not been implemented to avoid similar improper payments going forward

Appointment of Auditors

Generally, SSgA FM votes in support of management on the approval of directors.

SSgA FM votes in support of shareholder-initiated mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent results of audits are reported to the audit committee.

Shareholder Voting Right

Generally, SSgA FM votes in support of shareholders on the establishment of confidential voting.

Changes to Capital Structure

Generally, SSgA FM votes in support of management on capitalization changes which eliminate other classes of stock and voting rights; and changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for US companies and no more than 100% of existing authorization for non-US companies.

Generally, SSgA FM votes against management on capitalization changes that add "blank check" classes of stock or classes that dilute the voting interests of existing shareholders; changes in capitalization authorization where management does not offer an appropriate rationale or which are contrary to the best interest of existing shareholders.

Compensation

Generally, SSgA FM votes in support of management on directors' and auditors' compensation; stock purchase plans with an exercise price of not less than 85% if fair market value; and stock option plans which are incentive based and not excessive. Stock option plans which are incentive based and not excessively dilutive. In order to assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares, and the issued but unexercised shares by fully diluted share count. We review that number in light of certain factors, including the industry of the issuer, in order to make our determination as to whether the dilution is excessive.

Generally, SSgA FM votes against management on Excessive compensation (i.e. compensation plans which are deemed by FM to be overly dilutive); and change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholders if triggered.

Generally, SSgA FM votes against shareholders on proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee.

Corporate Responsibility

SSgA FM votes against shareholder-initiated restrictions related to social, political or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact; and shareholder-initiated proposals which require inappropriate endorsements or corporate actions.

APPENDIX C

Compensation Structures and Methodologies of Portfolio Managers

SSgA Funds Management, Inc.

The compensation of SSgA FM's investment professionals is based on a number of factors. The first factor considered is external market. Through an extensive compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus and long term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of State Street Global Advisors and SSgA FM. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone's compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining incentive equity allocations.

                           PART C - OTHER INFORMATION

Item 23 - Exhibits

(a) Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

(b) By-Laws of Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

(c)  1.   By-Laws of Lincoln Variable Insurance Products Trust Articles II, VII
          and VIII incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

     2. Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust, Articles III, V, and VI incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

(d)  1. a. Form of Investment Management Agreement dated April 30, 2007 between
           Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

        b. Advisory Fee Waiver Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and LVIP Cohen & Steers Global Real Estate Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

        c. Advisory Fee Waiver Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and LVIP Janus Capital Appreciation Fund incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

        d. Advisory Fee Waiver Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and LVIP FI Equity-Income Fund incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

        e. Advisory Fee Waiver Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and LVIP T. Rowe Price Structured Mid-Cap Growth Fund incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

        f. Form of Advisory Fee Waiver Agreement incorporated herein by reference to Post-Effective Amendment No. 39 (File No. 33-70742) filed on January 18, 2008.

     2. Investment Management Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation (LVIP Baron Growth Opportunities Fund incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     3. Sub-Advisory Agreement dated June 5, 2007 between Lincoln Investment Advisors Corporation and BAMCO, Inc. (LVIP Baron Growth Opportunities
           Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     4. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Wellington Management Company, LLP (LVIP Capital Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     5. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Cohen & Steers Capital Management, Inc. (LVIP Cohen & Steers Global Real Estate Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     6. Sub-Advisory Agreement dated October 15, 2007 between Lincoln Investment Advisors Corporation and Columbia Management Advisors, LLC (LVIP Columbia Value Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     7. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Delaware Management Company (LVIP Delaware Bond Fund, LVIP Delaware Growth and Income Fund, LVIP Delaware Managed Fund, LVIP Money Market Fund, LVIP Delaware Social Awareness Fund, LVIP Delaware Special Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     8. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Pyramis Global Advisors, LLC (LVIP FI Equity-Income Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     9. Sub-Investment Management Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Janus Capital Management LLC (LVIP Janus Capital Appreciation Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     10. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Marsico Capital Management, LLC (LVIP Marsico International Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     11. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Wellington Management Company, LLP (LVIP Mid-Cap Value Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     12. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Massachusetts Financial Services Company (LVIP MFS Value Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     13. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Turner Investment Partners, Inc. (LVIP Mid-Cap Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     14.a. Sub-Advisory Agreement dated April 30, 2007 between Lincoln
           Investment Advisors Corporation and Mondrian Investment Partners Limited (LVIP Mondrian International Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

        b. Amendment dated April 30, 2008 to Sub-Advisory Agreement between between Lincoln Investment Advisors Corporation and Mondrian Investment Partners Limited (LVIP Mondrian International Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     15. Sub-Advisory Agreement between Lincoln Investment Advisors Corporation and SSgA Funds Management, Inc. (LVIP SSgA S&P 500, LVIP Small-Cap, LVIP SSgA Bond, and LVIP SSgA International Index Funds, LVIP SSgA Large-Cap 100, LVIP SSgA Small-Mid Cap 200, LVIP SSgA Developed International, and LVIP SSgA Emerging Markets 100 Funds) filed herein as Exhibit 23(d)(15).

     16. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and T. Rowe Price Associates, Inc. (LVIP T. Rowe Price Growth Stock Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     17. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and T. Rowe Price Associates, Inc. (LVIP T. Rowe Price Structured Mid-Cap Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     18. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Templeton Global Advisers Limited (LVIP Templeton Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     19. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and UBS Global Asset Management (Americas) Inc. (LVIP UBS Global Asset Allocation Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     20. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Wilshire Associates Incorporated (LVIP Profile and Target Maturity Funds) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

(e) Form of Principal Underwriting Agreement dated June 1, 2007 between Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

(f)  N/A

(g) Form of Mutual Fund Custody and Services Agreement dated August 31, 2007 by and between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A. incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

(h) 1. Form of Fund Accounting and Financial Administration Services Agreement dated October 1, 2007 between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A. incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     2. Form of Fund Accounting and Financial Administration Oversight Agreement dated October 1, 2007 between Lincoln Variable Insurance Products Trust and Delaware Service Company, Inc.incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     3. Form of Trademark License Agreement between Lincoln National Corporation and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 33-70742) filed on January 15, 2003.

     4. Form of Fund Participation Agreement, as amended, between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust dated May 1, 2003 incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     5. Form of Fund Participation Agreement, as amended, between Lincoln Life & Annuity Company of New York and Lincoln Variable Insurance Products Trust dated May 1, 2003 incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     6. Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and First-Great West Life & Annuity Insurance Company (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     7. Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and Nationwide Financial Services, Inc. (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     8. Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and New York Life Insurance and Annuity Corporation (LVIP Baron Growth Opportunities
         Fund)incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     9. Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors and RiverSource Life Insurance Company (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     10. Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and Standard Insurance Company (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     11. Form of Administration Agreement dated January 1, 2008 between Lincoln Variable Insurance Products Trust and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     12. Form of Expense Limitation Agreement dated April 30, 2007 between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     13. Expense Limitation Agreement (Shell Funds) dated April 30, 2007 between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     14. Expense Limitation Agreement (LVIP Baron Growth Opportunities Fund) dated June 5, 2007 between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

(i) (1) Opinion of Counsel dated April 4, 2003 incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

     (2) Opinion of Counsel dated April 27, 2007 incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

(j)  N/A

(k)  N/A

(l)  N/A

(m) 1. Form of Service Class Distribution and Service Plan incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     2. Form of Distribution Services Agreement (insurance company) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     3. Form of Distribution Services Agreement (broker-dealer) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

(n) Form of Multiple Class Plan incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

(o)  N/A

(p) 1. Code of Ethics for Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation dated November 12, 2007 incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     2. Code of Ethics for BAMCO, Inc. dated October 12, 2005 (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 35 (File No. 33-70742) filed on April 17, 2007.

     3. Code of Ethics for Cohen & Steers dated October 7, 2007 (LVIP Cohen & Steers Global Real Estate Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     4. Code of Ethics for Columbia Management Advisors, LLC dated July 1, 2007 (LVIP Columbia Value Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     5. Code of Ethics for Delaware Investments (LVIP Delaware Bond, LVIP Delaware Growth and Income, LVIP Delaware Managed, LVIP Money Market, LVIP Delaware Social Awareness, and LVIP Delaware Special Opportunities Funds) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     6. Code of Ethics for Janus Capital Group dated December 14, 2007 (LVIP Janus Capital Appreciated Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     7. Code of Ethics for Marsico Capital Management, LLC dated July 12, 2007 (LVIP Marsico International Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     8.  Code of Ethics for MFS Management dated January 1, 2007 (LVIP MFS Value
         Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     9. Code of Ethics for Mondrian Investment Partners Limited dated September 1, 2005 (LVIP Mondrian International Fund) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742)filed on April 5, 2006.

     10. Code of Ethics for Pyramis Global Advisors LLC (LVIP FI Equity-Income
         Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     11. Code of Ethics for SSgA Funds Management, Inc. dated October 2005 (LVIP SSgA S&P 500, LVIP SSgA Small-Cap, LVIP SSgA Bond, and LVIP SSgA International Index Funds, LVIP SSgA Large Cap 100, LVIP SSgA Small-Mid Cap 200, LVIP SSgA Developed International 150, and LVIP SSgA Emerging Markets 100 Funds) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     12. Code of Ethics for T. Rowe Price Group, Inc. dated February 1, 2005 (Aggressive Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-70742) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

     13. Code of Ethics for Templeton Global Advisors Limited dated May 2006 (LVIP Templeton Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 33-70742) filed on April 17, 2007.

     14. Code of Ethics for UBS Global Asset Management dated September 6, 2004 (Global Asset Allocation Fund) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-70742) filed on April 15, 2005.

     15. Code of Ethics for Wilshire Associates Incorporated dated January 2005 (Aggressive Profile Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund, Wilshire 2010, 2020, 2030, 2040 Profile Funds) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-70742) filed on April 15, 2005.

     16. Code of Ethics for Lincoln Financial Distributors, Inc. effective August 2007 filed herein as Exhibit 23(p)(16).

(q) Power of Attorney incorporated herein by reference to Post-Effective Amendment 37 (File No. 33-70742) filed on May 29, 2007.

(r) Organizational Chart of Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 1 filed on Form N-6 (File No. 333-139960) filed on April 1, 2008.

Item 24. Persons Controlled by or Under Common Control with Registrant

     No persons are controlled by the Registrant. A diagram of all persons under common control with the Registrant is filed as Exhibit 23(r) to this Registration Statement.

Item 25. Indemnification

     As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 and pursuant to Article VI of the Trust's By-Laws [Exhibit 23(b) to the Registration Statement], officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     The Registrant will purchase an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

     Section 9 of the Investment Management Agreement [(Exhibits (d)(1)(a) and
     (2)] to the Registration Statement) limits the liability of Lincoln Investment Advisors Corporation (LIAC) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LIAC of its respective obligations and duties under the agreement. Certain other agreements to which the Lincoln Variable Insurance Products Trust is a party also contain indemnification provisions.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26. Business and Other Connections of Investment Adviser

     Information pertaining to any business and other connections of Registrant's investment adviser, Lincoln Investment Advisors Corporation
     (LIAC), is hereby incorporated by reference from the section captioned Management of the Funds in the General Prospectus Disclosure forming Part A of this Registration Statement, the section captioned Investment Adviser and Sub-Advisers in the Statement of Additional Information (SAI) Disclosure forming Part B of this Registration Statement, and Item 7 of
     Part II of Lincoln Investment Advisors Corporation's (LIAC's) Form ADV filed separately with the Securities and Exchange Commission. Information pertaining to any business and other connections of Registrant's sub-advisers, T. Rowe Price Associates, Inc. (T. Rowe Price), Mondrian Investment Partners Limited (Mondrian), Janus Capital Management LLC (Janus), Pyramis Global Advisors, LLC (Pyramis), UBS Global Asset Management (Americas) Inc. (UBS), BAMCO, Inc. (BAMCO), Cohen & Steers Capital Management, Inc. (Cohen & Steers), Wilshire Associates Incorporated (Wilshire), SSgA Funds Management, Inc. (SSGA), Delaware Management Company
     (DMC), Wellington Management Company, LLP (Wellington), Columbia Management Advisors, LLC (Columbia), Marsico Capital Management, LLC (Marsico), Massachusetts Financial Services Company (MFS), Turner Investment Partners, Inc. (Turner), and Templeton Investment Counsel, LLC (Templeton) are incorporated by reference from the section captioned Management of the Funds of the General Prospectus Disclosure forming Part A of this Registration Statement and the section of the SAI Disclosure captioned Investment Adviser and Sub-Advisers forming Part B of this Registration Statement and Item 7 of Part II of the Form ADV of T. Rowe Price, Mondrian, Janus, Pyramis, UBS, Wilshire and SSgA filed separately with the Securities and Exchange Commission.

     The other businesses, profession, vocations, and employment of a substantial nature, during the past two years, of the directors and officers of LIAC, T. Rowe Price, Mondrian, Janus, Pyramis, UBS, BAMCO, Cohen & Steers, Wilshire, SSgA, DMC, Wellington, Columbia, Marsico, MFS, Turner, and Templeton are hereby incorporated by reference respectively, from Schedules A and D of LIAC's Form ADV and from Schedules A and D of the Form ADV of T. Rowe Price, Mondrian, Janus, Pyramis, UBS, BAMCO, Cohen & Steers, Wilshire, SSgA, DMC, Wellington, Columbia, Marsico, MFS, Turner, and Templeton.

Item 27. Principal Underwriters

     (a) Lincoln Financial Distributors, Inc. (LFD) currently serves as Principal Underwriter for Lincoln Variable Insurance Products Trust. LFD also serves as the Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y.

          Lincoln Financial Distributors, Inc. also serves as Principal Underwriter for: Lincoln Life & Annuity Variable Annuity Account H; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

     (b)  Officers and Directors of Lincoln Financial Distributors, Inc.:

Name                        Positions and Offices with Underwriter
-------------------------   ------------------------------------------------
Terrence Mullen*            Chief Executive Officer, President and Director
David M. Kittredge*         Senior Vice President
Randal J. Freitag*          Vice President and Treasurer
Patrick J. Caulfield**      Vice President and Chief Compliance Officer
Frederick J. Crawford**     Director
Dennis R. Glass*            Director
Keith J. Ryan***            Vice President, Chief Financial Officer
Marilyn K. Ondecker***      Secretary

* Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor PA 19087

**   Principal Business address is 350 Church Street, Hartford, CT 06103

***  Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c)  n/a

Item 28. Location of Accounts and Records

     All accounts, books, and other documents required to be maintained by
     Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802; the investment adviser, Lincoln Investment Advisors Corporation, 1300 South Clinton Street, Fort Wayne, Indiana 46802; and sub-advisers T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202; Janus Capital Management LLC, 100 Fillmore Street, Denver, Colorado 80206; Pyramis Global Advisors, LLC, 82 Devonshire Street, Boston, Massachusetts 02109; UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, Illinois 60606; Mondrian Investment Partners Limited, 80 Cheapside, London, England EC2V6EE, BAMCO, Inc., 767 Fifth Avenue, New York, New York 10153; Cohen & Steers Capital Management, 280 Park Avenue, New York, New York 10017; Wilshire Associates Incorporated, 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401; SSGA Fund Management, Inc., One Lincoln Street, Boston, Massachusetts 02111; Columbia Management Advisors, LLC, 100 Federal Street, Boston, Massachusetts 02111; Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109; Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312; Marsico Capital Management, LLC 1200 17th Street, Suite 1600, Denver, Colorado 80202; Massachusetts Financial Services Company, 500Boylston Street, Boston, Massachusetts 02116; Templeton Investment Counsel, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394 and the Trust's custodian, Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258. Also, accounts, books, and other documents are maintained by Mellon Bank, N.A. (the Trust's accounting services provider), 135 Santilli Highway, Everett, Massachusetts

     02149-1950; and Delaware Service Company, Inc. (the Trust's fund accounting and financial administration oversight provider), One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 29. Management Services
Not applicable.

Item 30. Undertakings
Not applicable.

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 42 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 18th day of April, 2008.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST


By: /s/ Kelly D. Clevenger
    ------------------------------------
    Kelly D. Clevenger
    President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on April 18, 2008.

Signature                              Title
------------------------------------   -----------------------------------------


/s/ Kelly D. Clevenger                 Chairman of the Board, President and
------------------------------         Trustee (Principal Executive Officer)
Kelly D. Clevenger


* /s/ William P. Flory, Jr.            Chief Accounting Officer
------------------------------         (Principal Accounting Officer
William P. Flory, Jr.                  and Principal Financial Officer)


*/s/ Michael D. Coughlin               Trustee
------------------------------
Michael D. Coughlin


*/s/ Nancy J. Frisby                   Trustee
------------------------------
Nancy J. Frisby


*/s/ Elizabeth S. Hager                Trustee
------------------------------
Elizabeth S. Hager


*/s/ Gary D. Lemon                     Trustee
------------------------------
Gary D. Lemon


*/s/ Thomas D. Rath                    Trustee
------------------------------
Thomas D. Rath


*/s/ Kenneth G. Stella                 Trustee
------------------------------
Kenneth G. Stella


*/s/ David H. Windley                  Trustee
------------------------------
David H. Windley


*By: /s/ Cynthia A. Rose               Attorney-in-Fact
------------------------------
Cynthia A. Rose

Exhibit Index
23(d)(15)       Sub-Advisory Agreement (SSgA)
23(p)(16)       Code of Ethics (LFD)